Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 29, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	UNITED BANCSHARES INC/OH
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		3,446,746
Entity Public Float			$ 26,338,728
Amendment Flag	false
Entity Central Index Key	0001087456
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
CASH AND CASH EQUIVALENTS
Cash and due from banks	$ 10,605,662	$ 8,865,206
Interest-bearing deposits in other banks	39,306,145	48,389,046
Federal funds sold		32,722
Total cash and cash equivalents	49,911,807	57,286,974
SECURITIES, available-for-sale	177,607,765	151,955,957
FEDERAL HOME LOAN BANK STOCK, at cost	4,893,800	4,893,800
CERTIFICATES OF DEPOSIT, at cost	2,490,000	1,743,000
LOANS HELD FOR SALE	2,957,060	2,753,505
LOANS	304,445,298	337,946,708
Less allowance for loan losses	6,917,605	8,543,367
Net loans	297,527,693	329,403,341
PREMISES AND EQUIPMENT, net	9,217,876	9,581,311
GOODWILL	8,554,979	8,554,979
CORE DEPOSIT INTANGIBLE ASSETS, net	173,643	214,500
OTHER REAL ESTATE OWNED	1,568,000	2,833,500
OTHER ASSETS, including accrued interest receivable	3,783,822	4,488,210
TOTAL ASSETS	572,447,628	587,044,664
LIABILITIES
Non-interest bearing	77,924,051	66,399,124
Interest-bearing	393,275,063	414,086,441
Total deposits	471,199,114	480,485,565
Other borrowings	22,557,220	32,780,963
Junior subordinated deferrable interest debentures	10,300,000	10,300,000
Total liabilities	508,277,423	527,296,950
SHAREHOLDERS’ EQUITY
Common stock, stated value $1.00, authorized 10,000,000 shares; issued 3,760,557 shares	3,760,557	3,760,557
Surplus	14,661,664	14,660,579
Retained earnings	46,855,865	42,543,363
Accumulated other comprehensive income	3,697,363	3,598,031
Treasury stock, at cost, 314,252 shares in 2012 and 314,878 shares in 2011	(4,805,244)	(4,814,816)
Total shareholders’ equity	64,170,205	59,747,714
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	572,447,628	587,044,664
Cash Surrender Value of Life Insurance (Member)
CASH AND CASH EQUIVALENTS
CASH SURRENDER VALUE OF LIFE INSURANCE	13,761,183	13,335,587
Other Liabilities [Member]
LIABILITIES
Other liabilities	$ 4,221,089	$ 3,730,422

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock par value (in Dollars per share) (in Dollars per share)	$ 1	$ 1
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,760,557	3,760,557
Treasury stock, shares	314,252	314,878

Condensed Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Loans, including fees	$ 17,912,408	$ 21,169,719	$ 24,268,758
Taxable	2,543,299	3,018,435	3,930,341
Tax-exempt	1,787,431	1,935,623	1,987,585
Other	348,274	337,218	77,537
Total interest income	22,591,412	26,460,995	30,264,221
INTEREST EXPENSE
Deposits	3,347,697	5,540,060	6,238,475
Borrowings	1,328,093	1,785,806	2,720,852
Total interest expense	4,675,790	7,325,866	8,959,327
Net interest income	17,915,622	19,135,129	21,304,894
PROVISION FOR LOAN LOSSES	200,000	4,375,000	6,550,000
Net interest income after provision for loan losses	17,715,622	14,760,129	14,754,894
NON-INTEREST INCOME
Service charges on deposit accounts	1,146,263	1,099,424	1,187,987
Gain on sale of loans	1,296,875	492,747	866,562
Net securities gains	267,513	896,764	278,242
Change in fair value of mortgage servicing rights	15,931	(314,566)	(141,587)
Increase in cash surrender value of life insurance	425,596	456,584	492,687
Other operating income	1,201,374	1,199,969	1,033,802
Total non-interest income	4,353,552	3,830,922	3,717,693
NON-INTEREST EXPENSES
Salaries, wages and employee benefits	8,554,404	7,932,975	7,718,080
Occupancy expenses	1,474,140	1,505,033	1,511,765
Other operating expenses	6,484,813	6,108,398	6,292,060
Total non-interest expenses	16,513,357	15,546,406	15,521,905
Income before income taxes	5,555,817	3,044,645	2,950,682
PROVISION FOR INCOME TAXES	1,071,000	102,000	143,000
NET INCOME	$ 4,484,817	$ 2,942,645	$ 2,807,682
NET INCOME PER SHARE (basic and diluted) (in Dollars per share)	$ 1.3	$ 0.85	$ 0.82

Consolidated Statements Of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME	$ 4,484,817	$ 2,942,645	$ 2,807,682
Unrealized gains (losses) on securities:
Unrealized gains (losses) on available-for-sale securities	418,016	3,604,866	(553,784)
Reclassification adjustments for gains included in net income	(267,513)	(896,764)	(278,242)
Net unrealized gains (losses)	150,503	2,708,102	(832,026)
Income tax effect	(51,171)	(920,755)	282,889
Other comprehensive income (loss)	99,332	1,787,347	(549,137)
COMPREHENSIVE INCOME	$ 4,584,149	$ 4,729,992	$ 2,258,545

Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
BALANCE AT DECEMBER 31, 2009 at Dec. 31, 2009	$ 3,760,557	$ 14,659,661	$ 38,343,134	$ 2,359,821	$ (4,844,068)	$ 54,279,105
Comprehensive income:
Net income			2,807,682			2,807,682
Change in unrealized gain on available-for-sale securities, net of income taxes				(549,137)		(549,137)
Total comprehensive income						2,258,545
Sale of treasury shares		339			17,172	17,511
Cash dividends declared			(1,550,098)			(1,550,098)
Balance at Dec. 31, 2010	3,760,557	14,660,000	39,600,718	1,810,684	(4,826,896)	55,005,063
Comprehensive income:
Net income			2,942,645			2,942,645
Change in unrealized gain on available-for-sale securities, net of income taxes				1,787,347		1,787,347
Total comprehensive income						4,729,992
Sale of treasury shares		579			12,080	12,659
Balance at Dec. 31, 2011	3,760,557	14,660,579	42,543,363	3,598,031	(4,814,816)	59,747,714
Comprehensive income:
Net income			4,484,817			4,484,817
Change in unrealized gain on available-for-sale securities, net of income taxes				99,332		99,332
Total comprehensive income						4,584,149
Sale of treasury shares		1,085			9,572	10,657
Cash dividends declared			(172,315)			(172,315)
Balance at Dec. 31, 2012	$ 3,760,557	$ 14,661,664	$ 46,855,865	$ 3,697,363	$ (4,805,244)	$ 64,170,205

Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends declared per share (in Dollars per share)	0.05		0.45
Treasury Stock [Member]
Shares of treasury stock sold	626	790	1,123

Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 4,484,817	$ 2,942,645	$ 2,807,682
Depreciation and amortization	772,483	697,967	647,006
Deferred income taxes	516,431	(232,354)	(865,711)
Provision for loan losses	200,000	4,375,000	6,550,000
Gain on sale of loans	(1,296,875)	(492,747)	(866,562)
Net securities gains	(267,513)	(896,764)	(278,242)
Change in fair value of mortgage servicing rights	(15,931)	314,566	141,587
Loss on sale or write-down of other real estate owned	627,615	334,840	255,044
Increase in cash surrender value of life insurance	(425,596)	(456,584)	(492,687)
Net amortization of security premiums and discounts	958,776	679,290	382,312
Provision for deferred compensation	44,293	25,396	25,085
Loss on disposal or write-down of premises and equipment and other assets	2,920		1,550
Proceeds from sale of loans held-for-sale	69,737,183	26,963,182	36,038,510
Originations of loans held-for-sale	(68,884,954)	(26,638,777)	(35,486,987)
Decrease in other assets	907,909	1,765,560	1,846,312
Increase (decrease) in other liabilities	(81,127)	208,695	(361,507)
Net cash provided by operating activities	7,280,431	9,589,915	10,343,392
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities	12,067,541	18,370,945	9,399,659
Proceeds from maturities of available-for-sale securities, including paydowns on mortgage-backed securities	44,030,808	38,561,926	41,493,304
Purchases of available-for-sale securities	(82,290,917)	(65,522,891)	(53,683,058)
Proceeds from branch acquisition			22,260,144
Purchase of certificates of deposit	(747,000)	(1,743,000)
Net decrease in loans	31,051,443	38,855,755	20,017,232
Purchases of premises and equipment	(114,054)	(168,327)	(313,671)
Proceeds from sale of other real estate owned	1,058,535	1,854,389	2,733,862
Net cash provided by investing activities	5,056,355	30,208,797	41,907,472
CASH FLOWS FROM FINANCING ACTIVITIES
Net decrease in deposits	(9,286,451)	(8,056,061)	(7,335,473)
Repayments	(10,064,985)	(17,035,212)	(21,550,300)
Change in customer repurchase agreements	(158,758)	(5,961,659)	(578,454)
Proceeds from sale of treasury shares	10,657	12,659	17,511
Payments of deferred compensation	(40,101)	(75,101)	(30,303)
Cash dividends paid	(172,315)		(1,550,098)
Net cash used in financing activities	(19,711,953)	(31,115,374)	(31,027,117)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(7,375,167)	8,683,338	21,223,747
CASH AND CASH EQUIVALENTS
At beginning of year	57,286,974	48,603,636	27,379,889
At end of year	49,911,807	57,286,974	48,603,636
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest	4,780,422	7,436,939	9,563,566
Federal income taxes	1,230,000		1,075,000
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities	516,431	(232,354)	(865,711)
Transfer of loans to other real estate owned	420,650	498,000	2,343,000
Change in net unrealized gain or loss on available-for-sale securities	(150,503)	(2,708,102)	(832,026)
Unrealized Gain(Loss) on Available-for-Sale Securities (Member)
SUPPLEMENTAL CASH FLOW DISCLOSURES
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities	$ 51,171	$ 920,755	$ 282,889

Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

United Bancshares, Inc. (the “Corporation”) was incorporated in 1985 in the state of Ohio as a single-bank holding company for The Union Bank Company (the “Bank”).  The Bank formed a wholly-owned subsidiary, UBC Investments, Inc. (“UBC”) to hold and manage its securities portfolio.  The operations of UBC are located in Wilmington, Delaware.  The Bank has also formed a wholly-owned subsidiary, UBC Property, Inc. to hold and manage certain property that is acquired in lieu of foreclosure.

The Corporation, through its wholly-owned subsidiary, the Bank, operates in one industry segment, the commercial banking industry.  The Bank, organized in 1904 as an Ohio-chartered bank, is headquartered in Columbus Grove, Ohio, with branch offices in Bowling Green, Delphos, Findlay, Gibsonburg, Kalida, Leipsic, Lima, Ottawa, and Pemberville Ohio.

The primary source of revenue of the Bank is providing loans to customers primarily located in Northwestern and West Central Ohio.  Such customers are predominately small and middle-market businesses and individuals.

Significant accounting policies followed by the Corporation are presented below.

Use of Estimates in Preparing Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during each reporting period.  Actual results could differ from those estimates.  The estimates most susceptible to significant change in the near term include the determination of the allowance for loan losses, valuation of servicing assets and goodwill, and fair value of securities and other financial instruments.

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation and its wholly-owned subsidiary, the Bank, and its wholly-owned subsidiaries.  All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash on hand, amounts due from banks, and federal funds sold which mature overnight or within four days.

Restrictions on Cash

The Bank was required to maintain cash on hand or on deposit with the Federal Reserve Bank in the amount of $653,000 and $508,000 at December 31, 2012 and 2011, respectively, to meet regulatory reserve and clearing requirements.

Securities, Federal Home Loan Bank Stock and Certificates of Deposits

The Bank has designated all securities as available-for-sale.  Such securities are recorded at fair value, with unrealized gains and losses, net of applicable income taxes, excluded from income and reported as accumulated other comprehensive income (loss).

The cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity.  Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.  Declines in fair value of securities below their cost that are deemed to be other-than-temporary are reflected in income as realized losses.  In estimating other-than-temporary impairment losses, management considers (1) the intent to sell the securities and the more likely than not requirement that the Corporation will be required to sell the securities prior to recovery, (2) the length of time and the extent to which the fair value has been less than cost, and (3) the financial condition and near-term prospects of the issuer.  Gains and losses on the sale of securities are recorded on the trade date, using the specific identification method, and are included in non-interest income.

Investment in Federal Home Loan Bank of Cincinnati stock is classified as a restricted security, carried at cost, and evaluated for impairment.

Investment in certificates of deposit are carried at cost and evaluated for impairment annually or when circumstances change that may have a significant effect on fair value.

Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Estimated fair value is determined based on quoted market prices in the secondary market.  Any net unrealized losses are recognized through a valuation allowance by charges to income.  The Bank had no unrealized losses at December 31, 2012 and 2011.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are generally stated at its outstanding principal amount adjusted for charge-offs and the allowance for loan losses.  Interest is accrued as earned based upon the daily outstanding principal balance.  Loan origination fees and certain direct obligation costs are capitalized and recognized as an adjustment of the yield of the related loan.

The accrual of interest on mortgage and commercial loans is generally discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection.  Personal loans are typically charged-off no later than when they become 150 days past due.  Past due status is based on contractual terms of the loan.  In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged-off is reversed against interest income.  Interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.  Due to potential changes in conditions, it is at least reasonably possible that changes in estimates will occur in the near term and that such changes could be material to the amounts reported in the Corporation’s consolidated financial statements.

The allowance consists of specific, general and unallocated components.  The specific component relates to impaired loans when the discounted cash flows, collateral value, or observable market price of the impaired loan is lower than the carrying value of that loan.  The general component covers classified loans (substandard or special mention) without specific reserves, as well as non-classified loans, and is based on historical loss experience adjusted for qualitative factors.  An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses.  The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan by loan basis for commercial loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Under certain circumstances, the Bank will provide borrowers relief through loan restructurings.  A restructuring of debt constitutes a troubled debt restructuring (TDR) if the Bank, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that it would not otherwise consider.  Restructured loans typically present an elevated level of credit risk as the borrowers are not able to perform according to the original contractual terms.  Loans that are reported as TDRs are considered impaired and measured for impairment as described above.  TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal or interest due, or acceptance of other assets in full or partial satisfaction of the debt.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Bank does not separately identify individual consumer and residential loans for impairment disclosures.

Other Real Estate Owned

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at the lower of cost or fair value, less estimated cost to sell, at the date of foreclosure, establishing a new cost basis with loan balances in excess of fair value charged to the allowance for loan losses.  Subsequent to foreclosure, valuations are periodically performed and the assets are carried at the lower of carrying amount or fair value less cost to sell.  Revenue and expenses from operations and subsequent valuation adjustments are included in other operating expenses.

Loan Sales and Servicing

Certain mortgage loans are sold with mortgage servicing rights retained or released by the Bank.  The value of mortgage loans sold with servicing rights retained is reduced by the cost allocated to the associated mortgage servicing rights.  Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold.  The Bank generally estimates fair value for servicing rights based on the present value of future expected cash flows, using management’s best estimates of the key assumptions – credit losses, prepayment speeds, servicing costs, and discount rates commensurate with the risks involved.

Capitalized servicing rights are reported at fair value and changes in fair value are reported in net income for the period the change occurs.

Servicing fee income is recorded for servicing loans, based on a contractual percentage of the outstanding principal, and is reported as other operating income.  Amortization of mortgage servicing rights is charged against loan servicing fee income.

Premises and Equipment

Premises and equipment is stated at cost, less accumulated depreciation.  Upon the sale or disposition of the assets, the difference between the depreciated cost and proceeds is charged or credited to income.  Depreciation is determined based on the estimated useful lives of the individual assets (typically 20 to 40 years for buildings and 3 to 10 years for equipment) and is computed primarily using the straight-line method.

Premises and equipment is reviewed for impairment when events indicate the carrying amount may not be recoverable from future undiscounted cash flows.  If impaired, premises and equipment is recorded at fair value and any corresponding write-downs are charged against current year earnings.

Off-Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Bank has entered into commitments to extend credit, including commitments under commercial letters of credit, and standby letters of credit.  Such financial instruments are recorded when they are funded.  The Bank maintains a separate allowance for off-balance sheet commitments.  Management estimates anticipated losses using historical data and utilization assumptions.  The allowance for off-balance sheet commitments is included in other liabilities.

Goodwill and Core Deposit Intangible Assets

Goodwill arising from the Gibsonburg, Pemberville and Findlay branch acquisitions is not amortized, but is subject to an annual impairment test to determine if an impairment loss has occurred.  Significant judgment is applied when goodwill is assessed for impairment.  This judgment includes developing cash flow projections, selecting appropriate discount rates, identifying relevant market comparables, incorporating general economic and market conditions, and selecting an appropriate control premium.  At December 31, 2012, the Company believes the Bank Subsidiary does not have any indicators of potential impairment based on the estimated fair value of this reporting unit.

The core deposit intangible asset, resulting from the Gibsonburg and Pemberville branch acquisitions, was determined to have a definite life and was amortized on a straight-line basis over seven years through March 2010.  The core deposit intangible asset resulting from the Findlay branch acquisition was also determined to have a definite life and is being amortized on a straight-line basis over seven years through March 2017.  Future amortization of the core deposit intangible asset is $40,857 annually for years 2013 through 2016 and $10,215 in 2017.

Supplemental Retirement Benefits

Annual provisions are made for the estimated liability for accumulated supplemental retirement benefits under agreements with certain officers and directors.  These provisions are determined based on the terms of the agreements, as well as certain assumptions, including estimated service periods and discount rates.

Advertising Costs

All advertising costs are expensed as incurred.

Income Taxes

Deferred income taxes are provided on temporary differences between financial statement and income tax reporting.  Temporary differences are differences between the amounts of assets and liabilities reported for financial statement purposes and its tax bases.  Deferred tax assets are recognized for temporary differences that will be deductible in future years’ tax returns and for operating loss and tax credit carryforwards.  Deferred tax assets are reduced by a valuation allowance if it is deemed more likely than not that some or all of the deferred tax assets will not be realized.  Deferred tax liabilities are recognized for temporary differences that will be taxable in future years’ tax returns.

Benefits from tax positions taken or expected to be taken in a tax return are not recognized if the likelihood that the tax position would be sustained upon examination by a taxing authority is considered to be 50% or less.  The Corporation has adopted the policy of classifying any interest and penalties resulting from the filing of its income tax returns in the provision for income taxes.

The Corporation is not currently subject to state or local income taxes.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Bank, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Bank does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

The transfer of a participating interest in an entire financial asset must also meet the definition of a participating interest.  A participating interest in a financial asset has all of the following characteristics:  (1) from the date of transfer, it must represent a proportionate (pro rata) ownership interest in the financial asset, (2) from the date of transfer, all cash flows received, except any cash flows allocated as any compensation for servicing or other services performed, must be divided proportionately among participating interest holders in the amount equal to their share ownership, (3) the rights of each participating interest holder must have the same priority, (4) no party has the right to pledge or exchange the entire financial asset unless all participating interest holders agree to do so.

Comprehensive Income

Recognized revenue, expenses, gains and losses are included in net income.  Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income.

Per Share Data

Basic net income per share is computed based on the weighted average number of shares of common stock outstanding during each year.  Diluted net income per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued.  Potential common shares that may be issued by the Corporation relate solely to outstanding stock options, and are determined using the treasury stock method.

The weighted average number of shares used for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Basic	3,446,305	3,445,469	3,444,703

Diluted	3,446,305	3,445,469	3,444,703

Dividends per share are based on the number of shares outstanding at the declaration date.

Rate Lock Commitments

Loan commitments related to the origination or acquisition of mortgage loans that will be held for sale are accounted for as derivative instruments.  The Bank enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding (rate lock commitments).  Rate lock commitments on mortgage loans that are intended to be sold are considered to be derivatives.  Accordingly, such commitments, along with any related fees received from potential borrowers, are to be recorded at fair value as derivative assets or liabilities, with changes in fair value recorded in the net gain or loss on sale of mortgage loans.  Fair value is based on fees currently charged to enter into similar agreements, and for fixed-rate commitments also considers the difference between current levels of interest rates and the committed rates.  At December 31, 2012 and 2011, derivative assets and liabilities relating to rate lock commitments were not material to the consolidated financial statements.

Fair Values of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully discussed in Note 19.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect the estimates.

Subsequent Events

Management evaluated subsequent events through the date the consolidated financial statements were issued.  Events or transactions occurring after December 31, 2012, but prior to when the consolidated financial statements were issued, that provided additional evidence about conditions that existed at December 31, 2012, have been recognized in the financial statements for the year ended December 31, 2012.  Events or transactions that provided evidence about conditions that did not exist at December 31, 2012 but arose before the financial statements were issued, have not been recognized in the consolidated financial statements for the year ended December 31, 2012.

Reclassifications

Certain reclassifications of prior period amounts have been made to conform to the current presentation.

Note 2 - New Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Text Block]
NOTE 2 - NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, The FASB issued ASU 2011-03, Reconsideration of Effective Control for Repurchase Agreement, amending ASC topic 860 to improve accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity by removing, from the assessment of effective control, the criterion relating to the transferor’s ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee. Consequently, the amendments in this Update also eliminate the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets. The other criteria applicable to the assessment of effective control are not changed by the amendments in this Update. The Corporation adopted ASU 2011-03 for the first quarter of 2012.  The adoption of this standard did not have an impact on the Corporation’s financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement; amending ASC Topic 820 which eliminates terminology differences between U.S. generally accepted accounting principles (GAAP) and International Financial Reporting Standards (IFRS) on the measurement of fair value and the related fair value disclosures.  While largely consistent with existing fair value measurement principles and disclosures, the changes were made as part of the continuing efforts to converge GAAP and IFRS.  The adoption of this guidance was effective for interim and annual periods beginning after December 15, 2011, and its adoption provided additional quantitative and qualitative disclosures for assets and liabilities valued using level 3 inputs, but did not have a significant impact on the Corporation’s financial statements.

In June 2011, the FASB issued ASU 2011-05 Comprehensive Income; amending ASC Topic 220 to require that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements.  Additionally, the guidance requires entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented.  The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated.

The Corporation adopted ASU 2011-05 for the first quarter of 2012 and elected to present the components of other comprehensive in a separate statement.  The adoption of ASU 2011-05 did not have any impact on the Corporation’s financial condition or results of operations.

In September 2011, the FASB issued ASU 2011-08 Intangibles – Goodwill and Other; amending topic 350 to provide the option of a qualitative approach to test goodwill for impairment.  The amendment allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC topic 350.  The entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.  In July 2012, FASB issued ASU 2012-02 which extended the use of the more expedient, qualitative approach permitted for goodwill to impairment testing of indefinite-lived intangible assets.

ASU 2011-08 was effective for goodwill impairment tests performed for annual and interim periods in fiscal years beginning after December 15, 2011, and ASU 2012-02 was effective for indefinite lived asset impairment tests for annual and interim periods beginning after September 15, 2012 with early adoption permitted.  Management will consider the provisions of ASU 2011-08 and ASU 2012-02 for any future goodwill or indefinite-lived intangible asset impairment test.

In December 2011, The FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, amending ASC Topic 210 requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amendment is effective for annual and interim periods beginning on or after January 1, 2013, and the Corporation has not yet determined the financial statement impact.

Note 3 - Securities	12 Months Ended
Dec. 31, 2012
Available-for-sale Securities [Table Text Block]
NOTE 3 – SECURITIES

The amortized cost and fair value of securities as of December 31, 2012 and 2011 are as follows:

	2012		2011
	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale:
U.S. Government and agencies	$15,488,836	$15,554,085	$7,506,147	$7,520,670
Obligations of states and political subdivisions	51,122,041	53,918,499	46,459,322	49,310,795
Mortgage-backed	104,892,935	107,607,325	92,037,038	94,599,469
Other	501,888	527,856	501,888	525,023

Total	$172,005,700	$177,607,765	$146,504,395	$151,955,957

A summary of unrealized gains and losses on securities at December 31, 2012 and 2011 follows:

	2012		2011
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Available-for-sale:
U.S. Government and agencies	$68,479	$3,230	$16,318	$1,795
Obligations of states and political subdivisions	2,863,159	66,701	2,855,507	4,034
Mortgage-backed	2,732,160	17,770	2,570,111	7,680
Other	25,968	-	23,135	-

Total	$5,689,766	$87,701	$5,465,071	$13,509

The amortized cost and fair value of securities at December 31, 2012, by contractual maturity, are shown below.  Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized cost	Fair value
Due in one year or less	$2,230,260	$2,262,552
Due after one year through five years	12,626,401	12,793,810
Due after five years through ten years	26,729,021	27,864,985
Due after ten years	129,918,130	134,158,562
Other securities having no maturity date	501,888	527,856

Total	$172,005,700	$177,607,765

Securities with a carrying value of approximately $42,139,000 at December 31, 2012 and $51,780,000 at December 31, 2011 were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table presents gross unrealized losses and fair value of debt securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2012	Unrealized losses	Fair value	Unrealized Losses	Fair value	Unrealized losses	Fair value
U.S. Government and agencies	$3,230	$996,770	$-	$-	$3,230	$996,770
Obligations of states and political subdivisions	66,701	5,484,740	-	-	66,701	5,484,740
Mortgage-backed	17,770	7,593,495	-	-	17,770	7,593,495

Total temporarily impaired securities	$87,701	$14,075,005	$-	$-	$87,701	$14,075,005

2011
U.S. Government and agencies	$1,795	$997,970	$-	$-	$1,795	$997,970
Obligations of states and political subdivisions	4,034	1,594,949	-	-	4,034	1,594,949
Mortgage-backed	7,680	2,925,922	-	-	7,680	2,925,922

Total temporarily impaired securities	$13,509	$5,518,841	$-	$-	$13,509	$5,518,841

There were 24 securities in an unrealized loss position at December 31, 2012, none of which were in a continuous unrealized loss position for 12 months or more.  Management has considered industry analyst reports, whether downgrades by bond rating agencies have occurred, sector credit reports, issuer’s financial condition and prospects, the Corporation’s ability and intent to hold securities to maturity, and volatility in the bond market, in concluding that the unrealized losses as of December 31, 2012 were primarily the result of customary and expected fluctuations in the bond market.  As a result, all security impairments as of December 31, 2012 are considered to be temporary.

Gross realized gains from sale of securities, including securities calls, amounted to $293,226 in 2012, $897,086 in 2011, and $278,242 in 2010, with the income tax provision applicable to such gains amounting to $99,697 in 2012, $305,009 in 2011, and $94,602 in 2010.  Gross realized losses from sale of securities amounted to $25,713 in 2012 and $322 in 2011 (none in 2010), with related income tax effect of $8,742 in 2012, and $109 in 2011.

Note 4 - Loans	12 Months Ended
Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 4 - LOANS

Loans at December 31, 2012 and 2011 consist of the following:

	2012	2011

Residential real estate	$58,318,657	$62,134,624
Commercial	198,662,111	223,734,858
Agriculture	43,068,272	46,719,505
Consumer	4,396,258	5,357,721
Total loans	$304,445,298	$337,946,708

Fixed rate loans approximated $56,494,000 at December 31, 2012 and $61,115,000 at December 31, 2011.  Certain commercial and agricultural loans are secured by real estate.

Most of the Bank’s lending activities are with customers located in Northwestern and West Central Ohio.  As of December 31, 2012 and 2011, the Bank’s loans from borrowers in the agriculture industry represent the single largest industry and amounted to $43,068,272 and $46,719,505, respectively.  Agriculture loans are generally secured by property and equipment.  Repayment is primarily expected from cash flow generated through the harvest and sale of crops or milk production for dairy products.  Agriculture customers are subject to various risks and uncertainties which can adversely impact the cash flow generated from their operations, including weather conditions; milk production; health and stability of livestock; costs of key operating items such as fertilizer, fuel, seed, or animal feed; and market prices for crops, milk, and livestock.  Credit evaluation of agricultural lending is based on an evaluation of cash flow coverage of principal and interest payments and the adequacy of collateral received.

The Bank originates 1-4 family real estate and consumer loans utilizing credit reports to supplement the underwriting process. The Bank’s underwriting standards for 1-4 family loans are generally in accordance with FHLMC manual underwriting guidelines.  Properties securing 1-4 family real estate loans are appraised by fee appraisers, which is independent of the loan origination function and has been approved by the Board of Directors and the Loan Policy Committee.  The loan-to-value ratios normally do not exceed 80% without credit enhancements such as mortgage insurance.  The Bank will lend up to 100% of the lesser of the appraised value or purchase price for conventional 1-4 family real estate loans, provided private mortgage insurance is obtained. The underwriting standards for consumer loans include a determination of the applicant’s payment history on other debts and an assessment of their ability to meet existing obligations and payments on the proposed loan.  To monitor and manage loan risk, policies and procedures are developed and modified, as needed by management. This activity, coupled with smaller loan amounts that are spread across many individual borrowers, minimizes risk. Additionally, market conditions are reviewed by management on a regular basis.  The Bank’s 1-4 family real estate loans are secured primarily by properties located in its primary market area.

Commercial and agricultural real estate loans are subject to underwriting standards and processes similar to commercial and agricultural operating loans, in addition to those unique to real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial and agricultural real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan.  Loan to value is generally 75% of the cost or appraised value of the assets.  Appraisals on properties securing these loans are performed by fee appraisers approved by the Board of Directors.  Because payments on commercial and agricultural real estate loans are often dependent on the successful operation or management of the properties, repayment of such loans may be subject to adverse conditions in the real estate market or the economy.  Management monitors and evaluates commercial and agricultural real estate loans based on collateral and risk rating criteria. The Bank may require guarantees on these loans.  The Bank’s commercial and agricultural real estate loans are secured primarily by properties located in its primary market area.

Commercial and agricultural operating loans are underwritten based on the Bank’s examination of current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed.  This underwriting includes the evaluation of cash flows of the borrower, underlying collateral, if applicable and the borrower’s ability to manage its business activities. The cash flows of borrowers and the collateral securing these loans may fluctuate in value after the initial evaluation. A first priority lien on the general assets of the business normally secures these types of loans. Loan to value limits vary and are dependent upon the nature and type of the underlying collateral and the financial strength of the borrower. Crop and/or hail insurance may be required for agricultural borrowers.  Loans are generally guaranteed by the principal(s). The Bank’s commercial and agricultural operating lending is primarily in its primary market area.

The Bank maintains an internal audit department that reviews and validates the credit risk program on a periodic basis. Results of these reviews are presented to management and the audit committee. The loan review process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Bank’s policies and procedures.

The following represents a summary of the activity in the allowance for loan losses for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010

Balance at beginning of year	$8,543,367	$8,016,786	$4,803,595
Provision charged to operations	200,000	4,375,000	6,550,000
Loans charged-off	(2,261,271)	(4,238,203)	(3,823,427)
Recoveries of loans charged-off	435,509	389,784	486,618

Total	$6,917,605	$8,543,367	$8,016,786

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2012 and 2011:

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2011	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367
Provision charged to expenses	(1,525,666)	2,073,148	(265,675)	(81,807)	200,000
Losses charged off	(78,636)	(2,023,969)	(144,443)	(14,223)	(2,261,271)
Recoveries	35,510	343,762	13,468	42,769	435,509

Balance at December 31, 2012	$1,027,837	$5,240,175	$602,291	$47,302	$6,917,605

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2010	$2,886,467	$3,915,323	$886,879	$328,117	$8,016,786
Provision charged to expenses	195,588	3,918,741	485,876	(225,205)	4,375,000
Losses charged off	(503,218)	(3,131,582)	(515,469)	(87,934)	(4,238,203)
Recoveries	17,792	144,752	141,655	85,585	389,784

Balance at December 31, 2011	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012 and 2011:

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2012
Allowance for loan losses:
Attributable to loans individually evaluated for impairment	$415,010	$2,506,940	$-	$-	$2,921,950
Collectively evaluated for impairment	612,827	2,733,235	602,291	47,302	3,995,655
Total allowance for loan losses	$1,027,837	$5,240,175	$602,291	$47,302	$6,917,605
Loans:
Individually evaluated for impairment	$1,241,149	$14,153,259	$169,904	$-	$15,564,312
Collectively evaluated for impairment	49,324,136	177,011,839	58,148,753	4,396,258	288,880,986
Total ending loans balance	$50,565,285	$191,165,098	$58,318,657	$4,396,258	$304,445,298

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2011
Allowance for loan losses:
Attributable to loans individually evaluated for impairment	$754,874	$1,235,351	$-	$-	$1,990,225
Collectively evaluated for impairment	1,841,755	3,611,883	998,941	100,563	6,553,142
Total allowance for loan losses	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367
Loans:
Individually evaluated for impairment	$3,972,618	$16,842,092	$172,494	$-	$20,987,204
Collectively evaluated for impairment	58,349,383	191,290,270	61,962,130	5,357,721	316,959,504
Total ending loans balance	$62,322,001	$208,132,362	$62,134,624	$5,357,721	$337,946,708

Impaired loans were as follows as of December 31, 2012 and 2011:

	2012	2011

Loans with no allowance for loan losses allocated	$3,118,322	$7,660,276
Loans with allowance for loan losses allocated	12,445,990	13,326,928

Total impaired loans	$15,564,312	$20,987,204

Amount of the allowance allocated to impaired loans	$2,921,950	$1,990,225

The following is a summary of the activity in the allowance for loan losses of impaired loans, which is a part of the Bank’s overall allowance for loan losses for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010

Balance at beginning of year	$1,990,225	$691,780	$1,228,814
Provision charged to operations	2,497,649	4,409,468	2,157,658
Loans charged-off	(1,565,924)	(3,111,023)	(2,694,692)

Balance at end of year	$2,921,950	$1,990,225	$691,780

No additional funds are committed to be advanced in connection with impaired loans.

The average balance of impaired loans approximated $17,188,000, $19,429,000, and $15,487,000 during 2012, 2011, and 2010, respectively.  There was approximately $214,000, $229,000 and $95,000 in interest income recognized by the Bank on impaired loans on an accrual or cash basis during 2012, 2011 and 2010, respectively.

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2012 and 2011:

	2012		2011
	Recorded investment	Allowance for loan losses allocated	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded:
Commercial	$-	$-	$-	$-
Commercial and multi-family real estate	1,539,370	-	5,184,050	-
Agriculture	607,462	-	2,303,732	-
Agricultural real estate	801,586	-	-	-
Consumer	-	-	-	-
Residential 1 – 4 family real estate	169,904	-	172,494	-

With an allowance recorded:
Commercial	415,010	415,010	619,618	619,618
Commercial and multi-family real estate	12,030,980	2,506,940	10,870,325	1,235,351
Agriculture	-	-	1,836,985	135,256
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1 – 4 family real estate	-	-	-	-

Total	$15,564,312	$2,921,950	$20,987,204	$1,990,225

The following table presents the recorded investment in nonaccrual loans, loans past due over 90 days still on accrual and troubled debt restructurings by class of loans as of December 31, 2012 and 2011:

	2012			2011
	Nonaccrual	Loans past due over 90 days still accruing	Troubled Debt Restructurings	Nonaccrual	Loans past due over 90 days still accruing	Troubled Debt Restructurings

Commercial	$475,909	$-	$475,909	$684,763	$-	$619,618
Commercial real estate	12,986,469	-	8,098,958	15,887,322	-	10,209,573
Agricultural real estate	1,060,418	-	-	1,074,694	-	-
Agriculture	623,325	-	193,964	1,064,282	-	2,303,732
Consumer	-	899	-	97	9,437	-
Residential:
1 – 4 family	1,953,505	-	55,048	2,867,753	26,002	57,192
Home equity	71,573	24,050	-	121,230	20,003	-

Total	$17,171,199	$24,949	$8,823,879	$21,700,141	$55,442	$13,190,115

The nonaccrual balances in the table above include troubled debt restructurings that have been classified as nonaccrual.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2012 and 2011 by class of loans:

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans not past due	Total
2012
Commercial	$74,672	$2,543	$-	$77,215	$36,664,022	$36,741,237
Commercial real estate	2,509,318	503,382	3,937,774	6,950,474	154,970,400	161,920,874
Agriculture	-	-	597,525	597,525	13,226,523	13,824,048
Agricultural real estate	47,422	-	933,945	981,367	28,262,857	29,244,224
Consumer	53,065	2,655	899	56,619	4,339,639	4,396,258
Residential real estate	2,271,107	559,048	512,685	3,342,840	54,975,817	58,318,657

Total	$4,955,584	$1,067,628	$5,982,828	$12,006,040	$292,439,258	$304,445,298

2011
Commercial	$264,350	$503,099	$19,356	$786,805	$43,816,740	$44,603,545
Commercial real estate	2,072,253	1,929,564	4,831,138	8,832,955	170,298,358	179,131,313
Agriculture	-	-	1,029,883	1,029,883	16,688,573	17,718,456
Agricultural real estate	-	-	933,945	933,945	28,067,104	29,001,049
Consumer	150,626	29,222	9,534	189,382	5,168,339	5,357,721
Residential real estate	2,244,462	877,860	544,990	3,667,312	58,467,312	62,134,624

Total	$4,731,691	$3,339,745	$7,368,846	$15,440,282	$322,506,426	$337,946,708

Credit Quality Indicators:

The Bank categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as:  current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  The Bank analyzes loans individually by classifying the loans as to the credit risk.  This analysis generally includes loans with an outstanding balance greater than $200,000 and non-homogenous loans, such as commercial and commercial real estate loans.  This analysis is performed on a quarterly basis.  The Bank uses the following definitions for risk ratings:

•
Special Mention:  Loans which possess some credit deficiency or potential weakness which deserves close attention, but which do not yet warrant substandard classification.  Such loans pose unwarranted financial risk that, if not corrected, could weaken the loan and increase risk in the future.  The key distinctions of a Special Mention classification are that (1) it is indicative of an unwarranted level of risk, and (2) weaknesses are considered "potential", versus "defined", impairments to the primary source of loan repayment.

•
Substandard:  These loans are inadequately protected by the current sound net worth and paying ability of the borrower.  Loans of this type will generally display negative financial trends such as poor or negative net worth, earnings or cash flow.  These loans may also have historic and/or severe delinquency problems, and bank management may depend on secondary repayment sources to liquidate these loans.  The bank could sustain some degree of loss in these loans if the weaknesses remain uncorrected.

•
Doubtful:  Loans in this category display a high degree of loss, although the amount of actual loss at the time of classification is undeterminable.  This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.  Loans listed as not rated are generally either less than $200,000 or are included in groups of homogenous loans.  As of December 31, 2012 and 2011, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	Pass	Special Mention	Substandard	Doubtful	Not rated
2012
Commercial	$47,367,441	$1,505,099	$1,095,220	$597,525	$-
Commercial and multi-family real estate	160,592,238	8,624,114	21,147,160	801,586	-
Residential 1 – 4 family	-	-	435,467	9,937	57,873,253
Consumer	-	-	13,923	-	4,382,335
Total	$207,959,679	$10,129,213	$22,691,770	$1,409,048	$62,255,588

	Pass	Special Mention	Substandard	Doubtful	Not rated
2011
Commercial	$54,683,831	$2,966,782	$3,768,348	$903,040	$-
Commercial and multi-family real estate	170,750,804	9,245,517	27,202,096	933,945	-
Residential 1 – 4 family	-	257,860	245,204	12,976	61,618,584
Consumer	-	2,538	18,716	-	5,336,467
Total	$225,434,635	$12,472,697	$31,234,364	$1,849,961	$66,955,051

The Bank considers the performance of the loan portfolio and its impact on the allowance for loan losses.  For residential 1 – 4 family and consumer loan classes that are not rated, the Bank also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  Generally, consumer and residential 1-4 family loans not rated that are 90 days past due or are classified as nonaccrual and collectively evaluated for impairment, are considered nonperforming.  The following table presents the recorded investment in residential 1 – 4 family and consumer loans that are not risk rated, based on payment activity as of December 31, 2012 and 2011:

	2012		2011
	Consumer	Residential 1 – 4 family	Consumer	Residential 1 – 4 family

Performing	$4,381,436	$56,091,352	$5,326,933	$60,070,730
Nonperforming	899	1,781,901	9,534	1,547,854

Total	$4,382,335	$57,873,253	$5,336,467	$61,618,584

Purchased Loans:

From time to time, the Bank enters into loan participation agreements to purchase loans.  At December 31, 2012, the Bank held no loans for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected.

Modifications:

The Bank’s loan portfolio also includes certain loans that have been modified in a Troubled Debt Restructuring (TDR), where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties.  These concessions typically result from the Bank’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions.  All TDRs are also classified as impaired loans.

When the Bank modifies a loan, management evaluates any possible concession based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole (remaining) source of repayment for the loan is the operation or liquidation of the collateral.  In these cases, management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows.  If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment is recognized through a specific reserve in the allowance or a direct write down of the loan balance if collection is not expected.

The Bank did not have any loan modifications during the year ended December 31, 2012 that were identified as Troubled Debt Restructurings.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are loan customers of the Bank.  Such loans are made in the ordinary course of business in accordance with the normal lending policies of the Bank, including the interest rate charged and collateralization.  Such loans amounted to $989,194, $3,013,156, and $3,164,300 at December 31, 2012, 2011, and 2010 respectively.  The following is a summary of activity during 2012, 2011, and 2010 for such loans:

	2012	2011	2010

Beginning of year	$3,013,156	$3,164,300	$3,353,452
Additions	-	35,000	60,997
Repayments	(2,023,962)	(186,144)	(250,149)

End of year	$989,194	$3,013,156	$3,164,300

Additions and repayments include loan renewals, as well as net borrowings and repayments under revolving lines-of-credit. The increase in repayments in 2012 was partially due to a pay down in a line of credit of approximately $1.5 million.

Note 5 - Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at December 31, 2012 and 2011:

	2012	2011

Land and improvements	$2,479,913	$2,479,913
Buildings	9,011,523	9,008,149
Equipment	3,999,020	4,100,294
	15,490,456	15,588,356
Less accumulated depreciation	6,272,580	6,007,045

Premises and equipment, net	$9,217,876	$9,581,311

Depreciation expense amounted to $474,569 in 2012, $520,448 in 2011 and $531,937 in 2010.

Note 6 - Servicing	12 Months Ended
Dec. 31, 2012
Long-term Contracts or Programs Disclosure [Text Block]
NOTE 6 - SERVICING

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balance of mortgage loans serviced for others approximated $175,583,000 and $164,568,000 at December 31, 2012 and 2011, respectively.

Mortgage servicing rights are included in other assets in the accompanying consolidated balance sheets.  The Bank has elected to record its mortgage servicing rights using the fair value measurement method.  Significant assumptions used in determining the fair value of servicing rights as of December 31, 2012 and 2011 include:

Prepayment assumptions:	Based on the PSA Standard Prepayment Model
Internal rate of return:	8%	to	10%
Servicing costs: per loan, annually, increased at the rate of $1 per 1% delinquency based on loan count	$40	–	$55
Inflation rate of servicing costs:		3%

Following is a summary of mortgage servicing rights activity for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Fair value at beginning of year	$727,240	$1,114,126	$1,273,525
Capitalized servicing rights – new loan sales	444,646	168,342	315,039
Disposals (amortization based on loan payments and payoffs)	(257,057)	(240,662)	(332,851)
Change in fair value	15,931	(314,566)	(141,587)

Fair value at end of year	$930,760	$727,240	$1,114,126

The change in fair value of servicing rights for the year ended December 31, 2012 resulted from changes in external market conditions, including prepayment assumptions, which is a key valuation input used in determining the fair value of servicing.  While prepayment assumptions are constantly changing, such changes are typically within a relatively small parameter from period to period.  The prepayment assumption factor used in determining the fair value of servicing at December 31, 2012 was 398 compared to 465 at December 31, 2011 and 321 at December 31, 2010.

Note 7 - Prepaid FDIC Assessments	12 Months Ended
Dec. 31, 2012
Schedule of Regulatory Assets and Liabilities [Text Block]
NOTE 7 - PREPAID FDIC ASSESSMENTS

On September 29, 2009, the FDIC adopted a Notice of Proposed Rule making it mandatory that insured depository institutions prepay their quarterly risk-based assessments to the FDIC on December 30, 2009 for the fourth quarter of 2009 and for the years 2010 through 2012.  In 2011, the FDIC changed how risk based assessments are calculated.  As a result, the Bank had prepaid FDIC assessments amounting to $228,121 at December 31, 2012 and $946,819 at December 31, 2011 and such amounts are included in other assets in the accompanying consolidated balance sheets.  The FDIC will apply the Bank’s first two quarterly assessments in 2013 against the remaining prepaid balance and will refund to the Bank any remaining prepaid balance at the end of the second quarter of 2013.

Note 8 - Deposits	12 Months Ended
Dec. 31, 2012
Deposit Liabilities Disclosures [Text Block]
NOTE 8 - DEPOSITS

Time deposits at December 31, 2012 and 2011 include individual deposits of $100,000 or more approximating $57,112,173 and $83,841,807, respectively.  Interest expense on time deposits of $100,000 or more approximated $784,218 for 2012, and $1,311,311 for 2011.

At December 31, 2012, time deposits approximated $186,857,431 and were scheduled to mature as follows: 2013, $77,172,416; 2014, $45,564,515; 2015, $31,425,731; 2016, $13,877,797; 2017, $15,285,336; and thereafter, $3,531,636.

Note 9 - Other Borrowings	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
NOTE 9 – OTHER BORROWINGS

Other borrowings consists of the following at December 31, 2012 and 2011:

	2012	2011
Federal Home Loan Bank borrowings:
Secured note, with interest at 2.18%, due July 3, 2012	$-	$5,000,000
Secured note, with interest at 4.25% through February 28, 2008, thereafter putable back at the option of the holder, due August 28, 2012	-	5,000,000
Secured note, with interest at 4.20% through February 28, 2008, thereafter putable back at the option of the holder, due February 28, 2017	10,000,000	10,000,000
Secured note, with interest at 3.95% through September 11, 2008, thereafter putable back at the option of the holder, due September 11, 2017	7,500,000	7,500,000
Advances secured by individual residential mortgages under blanket agreement	-	64,985

Total Federal Home Loan Bank borrowings	17,500,000	27,564,985

Customer repurchase agreements with an average outstanding rate of .17% at December 31, 2012 and .17% at December 31, 2011	5,057,220	5,215,978

Total other borrowings	$22,557,220	$32,780,963

Federal Home Loan Bank borrowings are secured by Federal Home Loan Bank stock and eligible mortgage loans approximating $109,367,991 at December 31, 2012.   The interest rates on advances outstanding at December 31, 2012, secured by individual mortgages under blanket agreement, ranged from 3.95% to 4.20%, with varying maturities through September 2017.  At December 31, 2012, the Bank had $38,757,955 of borrowing availability under various line-of-credit agreements with the Federal Home Loan Bank and other financial institutions.

At December 31, 2012 all future contractual maturities of other borrowings, excluding short-term customer repurchase agreements, occur in 2017.

Note 10 - Junior Subordinated Deferrable Interest Debentures	12 Months Ended
Dec. 31, 2012
Subordinated Borrowings Disclosure [Text Block]
NOTE 10 - JUNIOR SUBORDINATED DEFERRABLE INTEREST DEBENTURES

The Corporation has formed and invested $300,000 in a business trust, United (OH) Statutory Trust (United Trust) which is not consolidated by the Corporation.  United Trust issued $10,000,000 of trust preferred securities, which are guaranteed by the Corporation, and are subject to mandatory redemption upon payment of the debentures.  United Trust used the proceeds from the issuance of the trust preferred securities, as well as the Corporation’s capital investment, to purchase $10,300,000 of junior subordinated deferrable interest debentures issued by the Corporation.  The debentures have a stated maturity date of March 26, 2033.  As of March 26, 2008, and quarterly thereafter, the debentures may be shortened at the Corporation’s option.  The interest rate of the debentures was fixed at 6.40% for a five-year period through March 26, 2008.  Effective March 27, 2008, interest is at a floating rate adjustable quarterly and equal to 315 basis points over the 3-month LIBOR amounting to 3.46% at December 31, 2012, 3.72% at December 31, 2011 and 3.7% at December 31, 2010, with interest payable quarterly.  The Corporation has the right, subject to events in default, to defer payments of interest on the debentures by extending the interest payment period for a period not exceeding 20 consecutive quarterly periods.  Interest expense on the debentures amounted to $368,000 in 2012, $350,180 in 2011, and $353,965 in 2010, and is included in interest expense-borrowings in the accompanying consolidated statements of income.

Each issue of the trust preferred securities carries an interest rate identical to that of the related debenture.  The securities have been structured to qualify as Tier I capital for regulatory purposes and the dividends paid on such are tax deductible.  However, the securities cannot be used to constitute more than 25% of the Corporation’s Tier I capital inclusive of these securities under Federal Reserve Board guidelines.

Note 11 - Other Operating Expenses	12 Months Ended
Dec. 31, 2012
Other Income and Other Expense Disclosure [Text Block]
NOTE 11 - OTHER OPERATING EXPENSES

Other operating expenses consisted of the following for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Data processing	$374,366	$360,003	$510,621
Professional fees	636,286	856,712	953,801
Franchise tax	375,259	397,210	452,185
Advertising	614,312	615,033	546,025
ATM processing and other fees	341,640	249,996	227,685
Amortization of core deposit intangible asset	40,857	40,857	94,218
Postage	188,653	175,993	192,699
Stationery and supplies	210,332	191,832	172,594
FDIC assessment	751,799	995,252	806,533
Loan closing fees	275,212	193,151	191,951
Internet banking	224,961	233,961	175,683
Other real estate owned	705,910	505,833	427,712
Miscellaneous Losses & Recoveries	314,473	13,809	118,846
Other	1,430,753	1,278,756	1,421,507

Total other operating expenses	$6,484,813	$6,108,398	$6,292,060

Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
NOTE 12 - INCOME TAXES

The provision for income taxes for the years ended December 31, 2012, 2011 and 2010 consist of the following:

	2012	2011	2010

Current	$554,569	$334,354	$1,008,711
Deferred	516,431	(232,354)	(865,711)

Total provision for income taxes	$1,071,000	$102,000	$143,000

The income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as a result of the following:

	2012	2011	2010

Expected tax using statutory tax rate of 34%	$1,889,000	$1,035,200	$1,003,200
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(608,900)	(670,000)	(696,800)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	1,800	3,000	4,900
Tax-exempt income on life insurance contracts	(144,700)	(155,200)	(167,500)
Deductible dividends paid to United Bancshares, Inc. ESOP	(6,000)	(1,500)	(48,400)

Uncertain tax position reserves	(66,700)	(115,100)	39,700
Other, net	6,500	5,600	7,900

Total provision for income taxes	$1,071,000	$102,000	$143,000

The deferred income tax expense (benefit) of $516,431 in 2012, $(232,354) in 2011, and $(865,711) in 2010 resulted from the tax effects of temporary differences.  There was no impact for changes in tax laws and rates or changes in the valuation allowance for deferred tax assets.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below:

	2012	2011
Deferred tax assets:
Allowance for loan losses	$2,370,000	$2,940,300
Deferred compensation	299,500	298,700
Alternative minimum tax credits	432,400	395,200
Nonaccrual loan interest	464,000	314,100
Deferred loan fees	161,600	130,400
Other real estate owned	182,800	68,100
Accrued vacation expense	118,300	114,200
Other	94,600	99,800

Total deferred tax assets	4,123,200	4,360,800

Deferred tax liabilities:
Unrealized gain on securities available-for-sale	1,904,700	1,853,531
Federal Home Loan Bank stock dividends	877,500	877,500
Capitalized mortgage servicing rights	316,500	247,300
Depreciation and amortization	2,020,500	1,828,000
Prepaid expenses	95,800	85,700
Other	17,100	10,069

Total deferred tax liabilities	5,232,100	4,902,100

Net deferred tax assets (liabilities)	$(1,108,900)	$(541,300)

Net deferred tax assets (liabilities) at December 31, 2012 and 2011 are included in other assets (liabilities) in the consolidated balance sheets.

Management believes it is more likely than not that the benefit of deferred tax assets will be realized.  Consequently, no valuation allowance for deferred tax assets is deemed necessary as of December 31, 2012 and 2011.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011

Balance at January 1	$126,800	$235,100
Additions based on tax positions of prior years	11,100	23,000
Reductions for tax positions of prior years	-	(200)
Reductions due to the statute of limitation	(71,900)	(82,300)
Settlements	-	(48,800)

Balance at December 31	$66,000	$126,800

The Corporation had unrecognized tax benefits of $66,000 and $126,800 at December 31, 2012 and 2011, respectively.  Such unrecognized tax benefits, if recognized, would favorably affect the effective income tax rate in future periods. The Corporation does not expect the total amount of unrecognized tax benefits to significantly change in the next twelve months.

The amount of accrued interest, net of federal tax, related to the Corporation’s uncertain tax positions was $3,000 at December 31, 2012 and $8,900 at December 31, 2011, respectively.

The Corporation and its subsidiaries are subject to U.S. federal income tax. The Corporation and its subsidiaries are no longer subject to examination by taxing authorities for years before 2009.  There are no current federal examinations of the Corporations open tax years.

Note 13 - Employee and Director Benefits	12 Months Ended
Dec. 31, 2012
Compensation and Employee Benefit Plans [Text Block]
NOTE 13 - EMPLOYEE AND DIRECTOR BENEFITS

The Corporation and Bank sponsor a salary deferral, defined contribution plan which provides for both profit sharing and employer matching contributions.  The plan permits investing in the Corporation’s stock subject to certain limitations.  Participants who meet certain eligibility conditions are eligible to participate and defer a specified percentage of their eligible compensation subject to certain income tax law limitations.  The Corporation makes discretionary matching and profit sharing contributions, as approved annually by the Board of Directors, subject to certain income tax law limitations.  Contribution expense for the plan amounted to $564,654, $519,300, and $511,935 in 2012, 2011, and 2010, respectively.  At December 31, 2012, the Plan owned 316,575.265 shares of the Corporation’s common stock.

The Bank also sponsors nonqualified deferred compensation plans, covering certain directors and employees, which have been indirectly funded through the purchase of split-dollar life insurance policies.  In connection with the policies, the Bank has provided an estimated liability for accumulated supplemental retirement benefits amounting to $606,604 and $588,203 at December 31, 2012 and 2011, respectively, which is included in other liabilities in the accompanying consolidated balance sheets.  The Bank has also purchased split-dollar life insurance policies for investment purposes to fund other employee benefit plans.  The combined cash values of these policies aggregated $13,143,375 and $12,741,053 at December 31, 2012 and 2011, respectively.

Under an employee stock purchase plan, eligible employees may defer a portion of their compensation and use the proceeds to purchase stock of the Corporation at a discount determined semi-annually by the Board of Directors as stipulated in the plan.  The Corporation sold from treasury 626 shares in 2012, 790 shares in 2011, and 1,123 shares in 2010 under the plan.

The Bank has an agreement with The Bank of Leipsic’s former President, who is the Corporation’s current Chairman of the Board of Directors, to provide for retirement compensation benefits.  Such benefits are to be paid over a period of twenty years commencing upon retirement effective December 31, 2001.  At December 31, 2012 and 2011, the net present value (based on the 12% discount rate in effect at the time of origination of the agreement) of future deferred compensation payments amounted to $274,405 and $290,416, respectively.  Such amounts are included in other liabilities in the December 31, 2012 and 2011 consolidated balance sheets.  A split-dollar life insurance policy has been purchased and is available to fund a portion of the future deferred compensation payments.  The cash value of the policy amounted to $617,808 and $594,534 at December 31, 2012 and 2011, respectively.

The Chief Executive Officer and Chief Financial Officer of the Corporation have employment agreements which provide for certain compensation and benefits should any triggering events occur, as specified in the agreements, including change of control or termination without cause.

Note 14 - Stock Options	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 14 - STOCK OPTIONS

The following summarizes stock options activity for the years ended December 31, 2012, 2011, and 2010:

	2012		2011		2010
	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price

Outstanding at beginning of year	-	$-	-	$-	5,146	$9.66
Expired	-	-	-	-	(5,146)	9.66

Outstanding and exercisable at end of year	-	$-	-	$-	-	$-

Options outstanding at December 31, 2009 at an exercise price of $9.66 expired May 5, 2010.

Note 15 - Financial Instruments With Off-balance Sheet Risk	12 Months Ended
Dec. 31, 2012
Additional Financial Information Disclosure [Text Block]
NOTE 15 - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Bank is party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments are primarily loan commitments to extend credit and letters of credit.  These instruments involve, to varying degrees, elements of credit risk in excess of the amounts recognized in the consolidated balance sheets.  The contract amount of these instruments reflects the extent of involvement the Bank has in these financial instruments.

The Bank’s exposure to credit loss in the event of the nonperformance by the other party to the financial instruments for loan commitments to extend credit and letters of credit is represented by the contractual amounts of these instruments.  The Bank uses the same credit policies in making loan commitments as it does for on-balance sheet loans.

The following financial instruments whose contract amount represents credit risk were outstanding at December 31, 2012 and 2011:

	Contract amount
	2012	2011

Commitments to extend credit	$83,151,000	$67,009,000

Letters of credit	$2,492,000	$2,389,000

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements.  The Bank evaluates each customer’s credit worthiness on a case-by-case basis.  The amount of collateral obtained if deemed necessary by the Bank upon extension of credit is based on management’s credit evaluation of the customer.  Collateral held varies but may include accounts receivable, inventory, property, plant, and equipment, and income-producing commercial properties.

Letters of credit are written conditional commitments issued by the Bank to guarantee the performance of a customer to a third party and are reviewed for renewal at expiration.  All letters of credit outstanding at December 31, 2012 expire in 2013.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers.  The Bank requires collateral supporting these commitments when deemed necessary.

Note 16 - Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE 16 - REGULATORY MATTERS

The Corporation (on a consolidated basis) and Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s and Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.  Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation and Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital to average assets (as defined).  Management believes, as of December 31, 2012 and 2011, that the Corporation and Bank meet all capital adequacy requirements to which they are subject.  Furthermore, the Board of Directors of the Bank has adopted a resolution to maintain Tier I capital at or above 8% of total assets.

As of December 31, 2012, the most recent notification from federal and state banking agencies categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action.  To be categorized as “well capitalized”, an institution must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table.  There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Bank is currently working with regulatory agencies to address certain regulatory matters resulting from the Bank’s most recent examination.  The management of the Bank is actively working towards achieving a resolution of any and all matters identified by the regulators during this examination and management does not believe that compliance with these issues will have a material adverse effect on the operations or financial condition of the Bank.

The actual capital amounts and ratios of the Corporation and Bank as of December 31, 2012 and 2011 are presented in the following table:

	Actual		Minimum capital requirement		Minimum to be well capitalized under prompt corrective action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2012
Total Capital (to Risk-
Weighted Assets)
Consolidated	$66,720	17.6%	$30,346	≥8.0%	N/A	N/A
Bank	$63,968	16.9%	$30,291	≥8.0%	$37,864	10.0%
Tier I Capital (to Risk-
Weighted Assets)
Consolidated	$61,951	16.3%	$15,173	≥4.0%	N/A	N/A
Bank	$59,217	15.6%	$15,145	≥4.0%	$22,178	6.0%
Tier I Capital (to
Average Assets)
Consolidated	$61,951	11.2%	$22,127	≥4.0%	N/A	N/A
Bank	$59,217	10.7%	$22,099	≥4.0%	$27,623	5.0%

As of December 31, 2011
Total Capital (to Risk-
Weighted Assets)
Consolidated	$62,785	15.3%	$32,870	≥8.0%	N/A	N/A
Bank	$60,201	14.7%	$32,701	≥8.0%	$40,876	10.0%
Tier I Capital (to Risk-
Weighted Assets)
Consolidated	$57,607	14.0%	$16,435	≥4.0%	N/A	N/A
Bank	$55,049	13.5%	$16,350	≥4.0%	$24,526	6.0%
Tier I Capital (to
Average Assets)
Consolidated	$57,607	10.0%	$23,101	≥4.0%	N/A	N/A
Bank	$55,049	9.5%	$23,073	≥4.0%	$28,841	5.0%

On a parent company only basis, the Corporation’s primary source of funds is dividends paid by the Bank.  The ability of the Bank to pay dividends is subject to limitations under various laws and regulations, and to prudent and sound banking principles.  Generally, subject to certain minimum capital requirements, the Bank may declare dividends without the approval of the State of Ohio Division of Financial Institutions, unless the total dividends in a calendar year exceed the total of the Bank’s net profits for the year combined with its retained profits of the two preceding years.

Note 17 - Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 17 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 is as follows:

Condensed Balance Sheets	2012	2011

Assets:
Cash	$1,804,808	$1,581,629
Investment in bank subsidiary	71,736,089	67,489,762
Premises and equipment, net of accumulated depreciation	343,639	369,261
Other assets, including income taxes receivable from bank subsidiary of $137,993 in 2012 and $491,937 in 2011	645,320	691,234

Total assets	$74,529,856	$70,131,886

Liabilities:
Accrued expenses	$59,651	$84,172
Junior subordinated deferrable interest debentures	10,300,000	10,300,000

Total liabilities	10,359,651	10,384,172

Shareholders’ equity:
Common stock	3,760,557	3,760,557
Surplus	14,661,664	14,660,579
Retained earnings	46,855,865	42,543,363
Accumulated other comprehensive income	3,697,363	3,598,031
Treasury stock, at cost	(4,805,244)	(4,814,816)

Total shareholders’ equity	64,170,205	59,747,714

Total liabilities and shareholders’ equity	$74,529,856	$70,131,886

Condensed Statements of Income	2012	2011	2010

Income – including dividends from bank subsidiary	$800,155	$575,099	$6,226
Expenses – interest expense, professional fees and other expenses, net of federal income tax benefit	(462,333)	(499,263)	(419,766)

Income (loss) before equity in undistributed net income of bank subsidiary	337,822	75,836	(413,540)

Equity in undistributed net income of bank subsidiaries	4,146,995	2,866,809	3,221,222

Net income	$4,484,817	$2,942,645	$2,807,682

Condensed Statements of Cash Flows	2012	2011	2010

Cash flows from operating activities:
Net income	$4,484,817	$2,942,645	$2,807,682
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed net income of bank subsidiary	(4,146,995)	(2,866,809)	(3,221,222)
Depreciation and amortization	25,622	25,622	25,621
(Increase) decrease in other assets	45,914	1,008,778	(386,185)
Increase (decrease) in accrued expenses	(24,521)	41,822	(76,829)

Net cash provided by (used in) operating activities	384,837	1,152,058	(850,933)

Cash flows from financing activities:
Proceeds from sale of treasury shares	10,657	12,659	17,511
Cash dividends paid	(172,315)	-	(1,550,098)

Net cash used in financing activities	(161,658)	12,659	(1,532,587)

Net increase (decrease) in cash	223,179	1,164,717	(2,383,520)

Cash at beginning of the year	1,581,629	416,912	2,800,432

Cash at end of the year	$1,804,808	$1,581,629	$416,912

During 2005, the Board of Directors approved a program whereby the Corporation purchases shares of its common stock in the open market.  The decision to purchase shares, the number of shares to be purchased, and the price to be paid depends upon the availability of shares, prevailing market prices, and other possible considerations which may impact the advisability of purchasing shares.  The Corporation did not purchase any shares in 2012, 2011, or 2010 under the program.

Note 18 - Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]
NOTE 18 - FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.  A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.  The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs.  An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction. Market participants are buyers and sellers in the principal market that are independent, knowledgeable, and both able and willing to transact.

FASB ASC 820-10, Fair Value Measurements (ASC 820-10) requires the use of valuation techniques that are consistent with the market approach, the income approach, and/or the cost approach.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities.  The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis.  The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement cost).  Valuation techniques should be consistently applied.  Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability.  Inputs may be observable or unobservable.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  In that regard, ASC 820-10 establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.  The fair value hierarchy is as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.  Level 2 inputs include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 – Unobservable inputs for the asset or liability for which there is little, if any, market activity at the measurement date.  Unobservable inputs reflect the Corporation’s own assumptions about what market participants would use to price the asset or liability.  The inputs are developed based on the best information available in the circumstances, which might include the Corporation’s own financial data such as internally developed pricing models, discounted cash flow methodologies, as well as instruments for which the fair value determination requires significant management judgment.

The following table summarizes financial assets (there were no financial liabilities) measured at fair value as of December 31, 2012 and 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

2012	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value

Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$15,554,085	$-	$15,554,085
Obligations of state and political subdivisions	-	53,918,499	-	53,918,499
Mortgage-backed	-	107,607,325	-	107,607,325
Other	-	527,856	-	527,856
Mortgage servicing rights	-	-	930,760	930,760

Total recurring	$-	$177,607,765	$930,760	$178,538,525

Nonrecurring:
Impaired loans, net	$-	$-	$12,642,362	$12,642,362
Other real estate owned	-	-	1,568,000	1,568,000

Total nonrecurring	$-	$-	$14,210,362	$14,210,362

2011
Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$7,520,670	$-	$7,520,670
Obligations of state and political subdivisions	-	49,310,795	-	49,310,795
Mortgage-backed	-	94,599,469	-	94,599,469
Other	-	525,023	-	525,023
Mortgage servicing rights	-	-	727,240	727,240

Total recurring	$-	$151,955,957	$727,240	$152,683,197

Nonrecurring:
Impaired loans, net	$-	$-	$18,996,979	$18,996,979
Other real estate owned	-	-	2,833,500	2,833,500

Total nonrecurring	$-	$-	$21,830,479	$21,830,479

There were no financial instruments measured at fair value that moved to a lower level in the fair value hierarchy during 2012 and 2011 due to the lack of observable quotes in inactive markets for those instruments at December 31, 2012 and 2011.

The table below presents a reconciliation and income statement classification of gains and losses for mortgage servicing rights, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Balance at beginning of year	$727,240	$1,114,126	$1,273,525
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	444,646	168,342	315,039
Disposals – amortization based on loan payments and payoffs	(257,057)	(240,662)	(332,851)
Changes in fair value	15,931	(314,566)	(141,587)

Balance at end of year	$930,760	$727,240	$1,114,126

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, and disclosure of unobservable inputs follows.

In general, fair value is based upon quoted market prices, where available.  If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters.  Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.  These adjustments may include amounts to reflect counterparty credit quality, the Corporation’s creditworthiness, among other things, as well as unobservable parameters.  Any such valuation adjustments are applied consistently over time.  The Corporation’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Corporation’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Securities Available-for-Sale

Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.  Level 1 securities would typically include government bonds and exchange traded equities.  If quoted market prices are not available, then fair values are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows.  Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include municipal bonds, mortgage-backed securities, and asset-backed securities.  In certain cases where there is limited activity or less transparency around inputs to the valuation, securities may be classified within Level 3 of the valuation hierarchy.  The Corporation did not have any securities classified as Level 1 or Level 3 at December 31, 2012 and 2011.

Mortgage Servicing Rights

The Corporation records mortgage servicing rights at estimated fair value based on a discounted cash flow model which includes discount rates between 0.20% and 0.80% that are considered to be unobservable inputs.  Due to the significance of the level 3 inputs, mortgage servicing rights have been classified as level 3.

Impaired Loans

The Corporation does not record impaired loans at fair value on a recurring basis.  However, periodically, a loan is considered impaired and is reported at the fair value of the underlying collateral less estimated cost to sell, if repayment is expected solely from collateral.  Collateral values are estimated using level 2 inputs, including recent appraisals and Level 3 inputs based on customized discounting criteria such as additional appraisal adjustments to consider deterioration of value subsequent to appraisal date and estimated cost to sell.  Additional appraisal adjustments range between 10% to 70% of appraised value, and estimated selling cost ranges between 10% to 20% of the adjusted appraised value.  Due to the significance of the level 3 inputs, impaired loans fair values have been classified as level 3.

Other Real Estate Owned

The Corporation values other real estate owned at the estimated fair value of the underlying collateral less appraisal adjustments between 10% and 20% of appraised value, and expected selling costs between 10% and 20% of adjusted appraised value.  Such values are estimated primarily using appraisals and reflect a market value approach.  Due to the significance of the Level 3 inputs, other real estate owned has been classified as Level 3.

Certain financial assets and financial liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment.  Financial assets and financial liabilities, excluding impaired loans and other real estate owned, measured at fair value on a nonrecurring basis were not significant at December 31, 2012.

Note 19 - Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments Disclosure [Text Block]
NOTE 19 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of recognized financial instruments at December 31, 2012 and 2011 are as follows:

	2012		2011
	Carrying amount	Estimated value	Carrying amount	Estimated value	Input level
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$49,912	$49,912	$57,287	$57,287	1
Securities, including Federal
Home Loan Bank stock	182,502	182,502	156,850	156,850	2
Loans held for sale	2,957	2,957	2,754	2,754	3
Net loans	297,528	297,879	329,403	330,286	3
Mortgage servicing rights	931	931	727	727	3

	$533,830	$534,181	$547,021	$547,904

	2012		2011
	Carrying amount	Estimated value	Carrying amount	Estimated value	Input level
	(dollars in thousands)
FINANCIAL LIABILITIES
Deposits
Maturity	$185,650	$187,436	$242,741	$245,269	3
Non-maturity	285,549	285,549	237,745	237,745	1
Other borrowings	22,557	24,947	32,781	35,484	3
Junior subordinated deferrable interest debentures	10,300	10,367	10,300	9,220	3

	$504,056	$508,299	$523,567	$527,718

The above summary does not include accrued interest receivable and cash surrender value of life insurance which are also considered financial instruments.  The estimated fair value of such items is considered to be their carrying amounts, and would be considered level 1 inputs.

There are also unrecognized financial instruments at December 31, 2012 and 2011 which relate to commitments to extend credit and letters of credit.  The contract amount of such financial instruments amounts to $85,643,000 at December 31, 2012 and $69,398,000 at December 31, 2011.  Such amounts are also considered to be the estimated fair values.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments shown above:

Cash and cash equivalents:

Fair value is determined to be the carrying amount for these items (which include cash on hand, due from banks, and federal funds sold) because they represent cash or mature in 90 days or less and do not represent unanticipated credit concerns.

Securities:

Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.  Level 1 securities would typically include government bonds and exchange traded equities.  If quoted market prices are not available, then fair values are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows.  Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include municipal bonds, mortgage-backed securities, and asset-backed securities.  In certain cases where there is limited activity or less transparency around inputs to the valuation, securities may be classified within Level 3 of the valuation hierarchy.  The Corporation did not have any securities classified as Level 1 or Level 3 at December 31, 2012 and 2011.

Loans:

Fair value for loans was estimated for portfolios of loans with similar financial characteristics.  For adjustable rate loans, which re-price at least annually and generally possess low risk characteristics, the carrying amount is believed to be a reasonable estimate of fair value.  For fixed rate loans the fair value is estimated based on a discounted cash flow analysis, considering weighted average rates and terms of the portfolio, adjusted for credit and interest rate risk inherent in the loans.  Fair value for nonperforming loans is based on recent appraisals or estimated discounted cash flows.

Mortgage servicing rights:

The fair value for mortgage servicing rights is determined based on an analysis of the portfolio by an independent third party.

Deposit liabilities:

The fair value of core deposits, including demand deposits, savings accounts, and certain money market deposits, is the amount payable on demand.  The fair value of fixed-maturity certificates of deposit is estimated using the rates offered at year end for deposits of similar remaining maturities.  The estimated fair value does not include the benefit that results from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the marketplace.

Other financial instruments:

The fair value of commitments to extend credit and letters of credit is determined to be the contract amount, since these financial instruments generally represent commitments at existing rates.  The fair value of other borrowings is determined based on a discounted cash flow analysis using current interest rates.  The fair value of the junior subordinated deferrable interest debentures is determined based on quoted market prices of similar instruments.  The fair value of other liabilities is generally considered to be carrying value except for the deferred compensation agreement described in Note 13.  The fair value of the contract is determined based on a discounted cash flow analysis using a current interest rate for a similar instrument.

The fair value estimates of financial instruments are made at a specific point in time based on relevant market information.  These estimates do not reflect any premium or discount that could result from offering for sale at one time the entire holdings of a particular financial instrument over the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments.  Since no ready market exists for a significant portion of the financial instruments, fair value estimates are largely based on judgments after considering such factors as future expected credit losses, current economic conditions, risk characteristics of various financial instruments, and other factors.  These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.  Changes in assumptions could significantly affect these estimates.

Note 20 - Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
NOTE 20 - CONTINGENT LIABILITIES

In the normal course of business, the Corporation and its subsidiary may be involved in various legal actions, but in the opinion of management and legal counsel, the ultimate disposition of such matters is not expected to have a material adverse effect on the consolidated financial statements.

Note 21 - Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information [Text Block]
NOTE 21 - QUARTERLY FINANCIAL DATA (UNAUDITED)

The following represents a summary of selected unaudited quarterly financial data for 2012 and 2011:

				Income per common share
	Interest income	Net interest income	Net income	Basic	Diluted
	(Dollars in thousands, except per share data)
2012
First quarter	$5,877	$4,417	$1,003	$.29	$.29
Second quarter	$5,682	$4,422	$1,203	$.35	$.35
Third quarter	$5,564	$4,501	$1,104	$.32	$.32
Fourth quarter	$5,468	$4,576	$1,175	$.34	$.34

2011
First quarter	$6,983	$5,093	$766	$.22	$.22
Second quarter	$6,854	$4,854	$987	$.29	$.29
Third quarter	$6,451	$4,669	$248	$.07	$.07
Fourth quarter	$6,173	$4,519	$942	$.27	$.27

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Use of Estimates, Policy [Policy Text Block]
Use of Estimates in Preparing Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during each reporting period.  Actual results could differ from those estimates.  The estimates most susceptible to significant change in the near term include the determination of the allowance for loan losses, valuation of servicing assets and goodwill, and fair value of securities and other financial instruments.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation and its wholly-owned subsidiary, the Bank, and its wholly-owned subsidiaries.  All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash on hand, amounts due from banks, and federal funds sold which mature overnight or within four days.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restrictions on Cash

The Bank was required to maintain cash on hand or on deposit with the Federal Reserve Bank in the amount of $653,000 and $508,000 at December 31, 2012 and 2011, respectively, to meet regulatory reserve and clearing requirements.

Investment, Policy [Policy Text Block]
Securities, Federal Home Loan Bank Stock and Certificates of Deposits

The Bank has designated all securities as available-for-sale.  Such securities are recorded at fair value, with unrealized gains and losses, net of applicable income taxes, excluded from income and reported as accumulated other comprehensive income (loss).

The cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity.  Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.  Declines in fair value of securities below their cost that are deemed to be other-than-temporary are reflected in income as realized losses.  In estimating other-than-temporary impairment losses, management considers (1) the intent to sell the securities and the more likely than not requirement that the Corporation will be required to sell the securities prior to recovery, (2) the length of time and the extent to which the fair value has been less than cost, and (3) the financial condition and near-term prospects of the issuer.  Gains and losses on the sale of securities are recorded on the trade date, using the specific identification method, and are included in non-interest income.

Investment in Federal Home Loan Bank of Cincinnati stock is classified as a restricted security, carried at cost, and evaluated for impairment.

Investment in certificates of deposit are carried at cost and evaluated for impairment annually or when circumstances change that may have a significant effect on fair value.

Finance, Loan and Lease Receivables, Held-for-sale, Policy [Policy Text Block]
Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Estimated fair value is determined based on quoted market prices in the secondary market.  Any net unrealized losses are recognized through a valuation allowance by charges to income.  The Bank had no unrealized losses at December 31, 2012 and 2011.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are generally stated at its outstanding principal amount adjusted for charge-offs and the allowance for loan losses.  Interest is accrued as earned based upon the daily outstanding principal balance.  Loan origination fees and certain direct obligation costs are capitalized and recognized as an adjustment of the yield of the related loan.

The accrual of interest on mortgage and commercial loans is generally discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection.  Personal loans are typically charged-off no later than when they become 150 days past due.  Past due status is based on contractual terms of the loan.  In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged-off is reversed against interest income.  Interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.  Due to potential changes in conditions, it is at least reasonably possible that changes in estimates will occur in the near term and that such changes could be material to the amounts reported in the Corporation’s consolidated financial statements.

The allowance consists of specific, general and unallocated components.  The specific component relates to impaired loans when the discounted cash flows, collateral value, or observable market price of the impaired loan is lower than the carrying value of that loan.  The general component covers classified loans (substandard or special mention) without specific reserves, as well as non-classified loans, and is based on historical loss experience adjusted for qualitative factors.  An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses.  The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan by loan basis for commercial loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Under certain circumstances, the Bank will provide borrowers relief through loan restructurings.  A restructuring of debt constitutes a troubled debt restructuring (TDR) if the Bank, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that it would not otherwise consider.  Restructured loans typically present an elevated level of credit risk as the borrowers are not able to perform according to the original contractual terms.  Loans that are reported as TDRs are considered impaired and measured for impairment as described above.  TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal or interest due, or acceptance of other assets in full or partial satisfaction of the debt.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Bank does not separately identify individual consumer and residential loans for impairment disclosures.

Real Estate, Policy [Policy Text Block]
Other Real Estate Owned

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at the lower of cost or fair value, less estimated cost to sell, at the date of foreclosure, establishing a new cost basis with loan balances in excess of fair value charged to the allowance for loan losses.  Subsequent to foreclosure, valuations are periodically performed and the assets are carried at the lower of carrying amount or fair value less cost to sell.  Revenue and expenses from operations and subsequent valuation adjustments are included in other operating expenses.

Transfers and Servicing of Financial Assets, Servicing of Financial Assets, Policy [Policy Text Block]
Loan Sales and Servicing

Certain mortgage loans are sold with mortgage servicing rights retained or released by the Bank.  The value of mortgage loans sold with servicing rights retained is reduced by the cost allocated to the associated mortgage servicing rights.  Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold.  The Bank generally estimates fair value for servicing rights based on the present value of future expected cash flows, using management’s best estimates of the key assumptions – credit losses, prepayment speeds, servicing costs, and discount rates commensurate with the risks involved.

Capitalized servicing rights are reported at fair value and changes in fair value are reported in net income for the period the change occurs.

Servicing fee income is recorded for servicing loans, based on a contractual percentage of the outstanding principal, and is reported as other operating income.  Amortization of mortgage servicing rights is charged against loan servicing fee income.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and Equipment

Premises and equipment is stated at cost, less accumulated depreciation.  Upon the sale or disposition of the assets, the difference between the depreciated cost and proceeds is charged or credited to income.  Depreciation is determined based on the estimated useful lives of the individual assets (typically 20 to 40 years for buildings and 3 to 10 years for equipment) and is computed primarily using the straight-line method.

Premises and equipment is reviewed for impairment when events indicate the carrying amount may not be recoverable from future undiscounted cash flows.  If impaired, premises and equipment is recorded at fair value and any corresponding write-downs are charged against current year earnings.

Off-Balance-Sheet Credit Exposure, Policy [Policy Text Block]
Off-Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Bank has entered into commitments to extend credit, including commitments under commercial letters of credit, and standby letters of credit.  Such financial instruments are recorded when they are funded.  The Bank maintains a separate allowance for off-balance sheet commitments.  Management estimates anticipated losses using historical data and utilization assumptions.  The allowance for off-balance sheet commitments is included in other liabilities.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Core Deposit Intangible Assets

Goodwill arising from the Gibsonburg, Pemberville and Findlay branch acquisitions is not amortized, but is subject to an annual impairment test to determine if an impairment loss has occurred.  Significant judgment is applied when goodwill is assessed for impairment.  This judgment includes developing cash flow projections, selecting appropriate discount rates, identifying relevant market comparables, incorporating general economic and market conditions, and selecting an appropriate control premium.  At December 31, 2012, the Company believes the Bank Subsidiary does not have any indicators of potential impairment based on the estimated fair value of this reporting unit.

The core deposit intangible asset, resulting from the Gibsonburg and Pemberville branch acquisitions, was determined to have a definite life and was amortized on a straight-line basis over seven years through March 2010.  The core deposit intangible asset resulting from the Findlay branch acquisition was also determined to have a definite life and is being amortized on a straight-line basis over seven years through March 2017.  Future amortization of the core deposit intangible asset is $40,857 annually for years 2013 through 2016 and $10,215 in 2017.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Supplemental Retirement Benefits

Annual provisions are made for the estimated liability for accumulated supplemental retirement benefits under agreements with certain officers and directors.  These provisions are determined based on the terms of the agreements, as well as certain assumptions, including estimated service periods and discount rates.

Advertising Costs, Policy [Policy Text Block]	Advertising Costs All advertising costs are expensed as incurred.
Income Tax, Policy [Policy Text Block]
Income Taxes

Deferred income taxes are provided on temporary differences between financial statement and income tax reporting.  Temporary differences are differences between the amounts of assets and liabilities reported for financial statement purposes and its tax bases.  Deferred tax assets are recognized for temporary differences that will be deductible in future years’ tax returns and for operating loss and tax credit carryforwards.  Deferred tax assets are reduced by a valuation allowance if it is deemed more likely than not that some or all of the deferred tax assets will not be realized.  Deferred tax liabilities are recognized for temporary differences that will be taxable in future years’ tax returns.

Benefits from tax positions taken or expected to be taken in a tax return are not recognized if the likelihood that the tax position would be sustained upon examination by a taxing authority is considered to be 50% or less.  The Corporation has adopted the policy of classifying any interest and penalties resulting from the filing of its income tax returns in the provision for income taxes.

The Corporation is not currently subject to state or local income taxes.

Transfers and Servicing of Financial Assets, Policy [Policy Text Block]
Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Bank, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Bank does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

The transfer of a participating interest in an entire financial asset must also meet the definition of a participating interest.  A participating interest in a financial asset has all of the following characteristics:  (1) from the date of transfer, it must represent a proportionate (pro rata) ownership interest in the financial asset, (2) from the date of transfer, all cash flows received, except any cash flows allocated as any compensation for servicing or other services performed, must be divided proportionately among participating interest holders in the amount equal to their share ownership, (3) the rights of each participating interest holder must have the same priority, (4) no party has the right to pledge or exchange the entire financial asset unless all participating interest holders agree to do so.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income

Recognized revenue, expenses, gains and losses are included in net income.  Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income

Earnings Per Share, Policy [Policy Text Block]
Per Share Data

Basic net income per share is computed based on the weighted average number of shares of common stock outstanding during each year.  Diluted net income per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued.  Potential common shares that may be issued by the Corporation relate solely to outstanding stock options, and are determined using the treasury stock method.

The weighted average number of shares used for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Basic	3,446,305	3,445,469	3,444,703

Diluted	3,446,305	3,445,469	3,444,703

Dividends per share are based on the number of shares outstanding at the declaration date.

Loan Commitments, Policy [Policy Text Block]
Rate Lock Commitments

Loan commitments related to the origination or acquisition of mortgage loans that will be held for sale are accounted for as derivative instruments.  The Bank enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding (rate lock commitments).  Rate lock commitments on mortgage loans that are intended to be sold are considered to be derivatives.  Accordingly, such commitments, along with any related fees received from potential borrowers, are to be recorded at fair value as derivative assets or liabilities, with changes in fair value recorded in the net gain or loss on sale of mortgage loans.  Fair value is based on fees currently charged to enter into similar agreements, and for fixed-rate commitments also considers the difference between current levels of interest rates and the committed rates.  At December 31, 2012 and 2011, derivative assets and liabilities relating to rate lock commitments were not material to the consolidated financial statements.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Values of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully discussed in Note 19.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect the estimates.

Subsequent Events, Policy [Policy Text Block]
Subsequent Events

Management evaluated subsequent events through the date the consolidated financial statements were issued.  Events or transactions occurring after December 31, 2012, but prior to when the consolidated financial statements were issued, that provided additional evidence about conditions that existed at December 31, 2012, have been recognized in the financial statements for the year ended December 31, 2012.  Events or transactions that provided evidence about conditions that did not exist at December 31, 2012 but arose before the financial statements were issued, have not been recognized in the consolidated financial statements for the year ended December 31, 2012.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain reclassifications of prior period amounts have been made to conform to the current presentation.

Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Weighted Average Number of Shares [Table Text Block]
	2012	2011	2010

Basic	3,446,305	3,445,469	3,444,703

Diluted	3,446,305	3,445,469	3,444,703

Note 3 - Securities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	2012		2011
	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale:
U.S. Government and agencies	$15,488,836	$15,554,085	$7,506,147	$7,520,670
Obligations of states and political subdivisions	51,122,041	53,918,499	46,459,322	49,310,795
Mortgage-backed	104,892,935	107,607,325	92,037,038	94,599,469
Other	501,888	527,856	501,888	525,023

Total	$172,005,700	$177,607,765	$146,504,395	$151,955,957

Unrealized Gain (Loss) on Investments [Table Text Block]
	2012		2011
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Available-for-sale:
U.S. Government and agencies	$68,479	$3,230	$16,318	$1,795
Obligations of states and political subdivisions	2,863,159	66,701	2,855,507	4,034
Mortgage-backed	2,732,160	17,770	2,570,111	7,680
Other	25,968	-	23,135	-

Total	$5,689,766	$87,701	$5,465,071	$13,509

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized cost	Fair value
Due in one year or less	$2,230,260	$2,262,552
Due after one year through five years	12,626,401	12,793,810
Due after five years through ten years	26,729,021	27,864,985
Due after ten years	129,918,130	134,158,562
Other securities having no maturity date	501,888	527,856

Total	$172,005,700	$177,607,765

Schedule of Unrealized Loss on Investments [Table Text Block]
	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2012	Unrealized losses	Fair value	Unrealized Losses	Fair value	Unrealized losses	Fair value
U.S. Government and agencies	$3,230	$996,770	$-	$-	$3,230	$996,770
Obligations of states and political subdivisions	66,701	5,484,740	-	-	66,701	5,484,740
Mortgage-backed	17,770	7,593,495	-	-	17,770	7,593,495

Total temporarily impaired securities	$87,701	$14,075,005	$-	$-	$87,701	$14,075,005

2011
U.S. Government and agencies	$1,795	$997,970	$-	$-	$1,795	$997,970
Obligations of states and political subdivisions	4,034	1,594,949	-	-	4,034	1,594,949
Mortgage-backed	7,680	2,925,922	-	-	7,680	2,925,922

Total temporarily impaired securities	$13,509	$5,518,841	$-	$-	$13,509	$5,518,841

Note 4 - Loans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2012	2011

Residential real estate	$58,318,657	$62,134,624
Commercial	198,662,111	223,734,858
Agriculture	43,068,272	46,719,505
Consumer	4,396,258	5,357,721
Total loans	$304,445,298	$337,946,708

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	2012	2011	2010

Balance at beginning of year	$8,543,367	$8,016,786	$4,803,595
Provision charged to operations	200,000	4,375,000	6,550,000
Loans charged-off	(2,261,271)	(4,238,203)	(3,823,427)
Recoveries of loans charged-off	435,509	389,784	486,618

Total	$6,917,605	$8,543,367	$8,016,786
	2012	2011	2010

Balance at beginning of year	$1,990,225	$691,780	$1,228,814
Provision charged to operations	2,497,649	4,409,468	2,157,658
Loans charged-off	(1,565,924)	(3,111,023)	(2,694,692)

Balance at end of year	$2,921,950	$1,990,225	$691,780

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2011	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367
Provision charged to expenses	(1,525,666)	2,073,148	(265,675)	(81,807)	200,000
Losses charged off	(78,636)	(2,023,969)	(144,443)	(14,223)	(2,261,271)
Recoveries	35,510	343,762	13,468	42,769	435,509

Balance at December 31, 2012	$1,027,837	$5,240,175	$602,291	$47,302	$6,917,605
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2010	$2,886,467	$3,915,323	$886,879	$328,117	$8,016,786
Provision charged to expenses	195,588	3,918,741	485,876	(225,205)	4,375,000
Losses charged off	(503,218)	(3,131,582)	(515,469)	(87,934)	(4,238,203)
Recoveries	17,792	144,752	141,655	85,585	389,784

Balance at December 31, 2011	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2012
Allowance for loan losses:
Attributable to loans individually evaluated for impairment	$415,010	$2,506,940	$-	$-	$2,921,950
Collectively evaluated for impairment	612,827	2,733,235	602,291	47,302	3,995,655
Total allowance for loan losses	$1,027,837	$5,240,175	$602,291	$47,302	$6,917,605
Loans:
Individually evaluated for impairment	$1,241,149	$14,153,259	$169,904	$-	$15,564,312
Collectively evaluated for impairment	49,324,136	177,011,839	58,148,753	4,396,258	288,880,986
Total ending loans balance	$50,565,285	$191,165,098	$58,318,657	$4,396,258	$304,445,298
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2011
Allowance for loan losses:
Attributable to loans individually evaluated for impairment	$754,874	$1,235,351	$-	$-	$1,990,225
Collectively evaluated for impairment	1,841,755	3,611,883	998,941	100,563	6,553,142
Total allowance for loan losses	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367
Loans:
Individually evaluated for impairment	$3,972,618	$16,842,092	$172,494	$-	$20,987,204
Collectively evaluated for impairment	58,349,383	191,290,270	61,962,130	5,357,721	316,959,504
Total ending loans balance	$62,322,001	$208,132,362	$62,134,624	$5,357,721	$337,946,708

Impaired Financing Receivables [Table Text Block]
	2012	2011

Loans with no allowance for loan losses allocated	$3,118,322	$7,660,276
Loans with allowance for loan losses allocated	12,445,990	13,326,928

Total impaired loans	$15,564,312	$20,987,204

Amount of the allowance allocated to impaired loans	$2,921,950	$1,990,225

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	2012		2011
	Recorded investment	Allowance for loan losses allocated	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded:
Commercial	$-	$-	$-	$-
Commercial and multi-family real estate	1,539,370	-	5,184,050	-
Agriculture	607,462	-	2,303,732	-
Agricultural real estate	801,586	-	-	-
Consumer	-	-	-	-
Residential 1 – 4 family real estate	169,904	-	172,494	-

With an allowance recorded:
Commercial	415,010	415,010	619,618	619,618
Commercial and multi-family real estate	12,030,980	2,506,940	10,870,325	1,235,351
Agriculture	-	-	1,836,985	135,256
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1 – 4 family real estate	-	-	-	-

Total	$15,564,312	$2,921,950	$20,987,204	$1,990,225

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	2012			2011
	Nonaccrual	Loans past due over 90 days still accruing	Troubled Debt Restructurings	Nonaccrual	Loans past due over 90 days still accruing	Troubled Debt Restructurings

Commercial	$475,909	$-	$475,909	$684,763	$-	$619,618
Commercial real estate	12,986,469	-	8,098,958	15,887,322	-	10,209,573
Agricultural real estate	1,060,418	-	-	1,074,694	-	-
Agriculture	623,325	-	193,964	1,064,282	-	2,303,732
Consumer	-	899	-	97	9,437	-
Residential:
1 – 4 family	1,953,505	-	55,048	2,867,753	26,002	57,192
Home equity	71,573	24,050	-	121,230	20,003	-

Total	$17,171,199	$24,949	$8,823,879	$21,700,141	$55,442	$13,190,115

Past Due Financing Receivables [Table Text Block]
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans not past due	Total
2012
Commercial	$74,672	$2,543	$-	$77,215	$36,664,022	$36,741,237
Commercial real estate	2,509,318	503,382	3,937,774	6,950,474	154,970,400	161,920,874
Agriculture	-	-	597,525	597,525	13,226,523	13,824,048
Agricultural real estate	47,422	-	933,945	981,367	28,262,857	29,244,224
Consumer	53,065	2,655	899	56,619	4,339,639	4,396,258
Residential real estate	2,271,107	559,048	512,685	3,342,840	54,975,817	58,318,657

Total	$4,955,584	$1,067,628	$5,982,828	$12,006,040	$292,439,258	$304,445,298
2011
Commercial	$264,350	$503,099	$19,356	$786,805	$43,816,740	$44,603,545
Commercial real estate	2,072,253	1,929,564	4,831,138	8,832,955	170,298,358	179,131,313
Agriculture	-	-	1,029,883	1,029,883	16,688,573	17,718,456
Agricultural real estate	-	-	933,945	933,945	28,067,104	29,001,049
Consumer	150,626	29,222	9,534	189,382	5,168,339	5,357,721
Residential real estate	2,244,462	877,860	544,990	3,667,312	58,467,312	62,134,624

Total	$4,731,691	$3,339,745	$7,368,846	$15,440,282	$322,506,426	$337,946,708

Financing Receivable Credit Quality Indicators [Table Text Block]
	Pass	Special Mention	Substandard	Doubtful	Not rated
2012
Commercial	$47,367,441	$1,505,099	$1,095,220	$597,525	$-
Commercial and multi-family real estate	160,592,238	8,624,114	21,147,160	801,586	-
Residential 1 – 4 family	-	-	435,467	9,937	57,873,253
Consumer	-	-	13,923	-	4,382,335
Total	$207,959,679	$10,129,213	$22,691,770	$1,409,048	$62,255,588
	Pass	Special Mention	Substandard	Doubtful	Not rated
2011
Commercial	$54,683,831	$2,966,782	$3,768,348	$903,040	$-
Commercial and multi-family real estate	170,750,804	9,245,517	27,202,096	933,945	-
Residential 1 – 4 family	-	257,860	245,204	12,976	61,618,584
Consumer	-	2,538	18,716	-	5,336,467
Total	$225,434,635	$12,472,697	$31,234,364	$1,849,961	$66,955,051

Performance of the Loan Portfolio [Table Text Block]
	2012		2011
	Consumer	Residential 1 – 4 family	Consumer	Residential 1 – 4 family

Performing	$4,381,436	$56,091,352	$5,326,933	$60,070,730
Nonperforming	899	1,781,901	9,534	1,547,854

Total	$4,382,335	$57,873,253	$5,336,467	$61,618,584

Schedule of Related Party Loans [Table Text Block]
	2012	2011	2010

Beginning of year	$3,013,156	$3,164,300	$3,353,452
Additions	-	35,000	60,997
Repayments	(2,023,962)	(186,144)	(250,149)

End of year	$989,194	$3,013,156	$3,164,300

Note 5 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	2012	2011

Land and improvements	$2,479,913	$2,479,913
Buildings	9,011,523	9,008,149
Equipment	3,999,020	4,100,294
	15,490,456	15,588,356
Less accumulated depreciation	6,272,580	6,007,045

Premises and equipment, net	$9,217,876	$9,581,311

Note 6 - Servicing (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Servicing Assets at Fair Value [Table Text Block]
	2012	2011	2010

Fair value at beginning of year	$727,240	$1,114,126	$1,273,525
Capitalized servicing rights – new loan sales	444,646	168,342	315,039
Disposals (amortization based on loan payments and payoffs)	(257,057)	(240,662)	(332,851)
Change in fair value	15,931	(314,566)	(141,587)

Fair value at end of year	$930,760	$727,240	$1,114,126

Note 9 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]
	2012	2011
Federal Home Loan Bank borrowings:
Secured note, with interest at 2.18%, due July 3, 2012	$-	$5,000,000
Secured note, with interest at 4.25% through February 28, 2008, thereafter putable back at the option of the holder, due August 28, 2012	-	5,000,000
Secured note, with interest at 4.20% through February 28, 2008, thereafter putable back at the option of the holder, due February 28, 2017	10,000,000	10,000,000
Secured note, with interest at 3.95% through September 11, 2008, thereafter putable back at the option of the holder, due September 11, 2017	7,500,000	7,500,000
Advances secured by individual residential mortgages under blanket agreement	-	64,985

Total Federal Home Loan Bank borrowings	17,500,000	27,564,985

Customer repurchase agreements with an average outstanding rate of .17% at December 31, 2012 and .17% at December 31, 2011	5,057,220	5,215,978

Total other borrowings	$22,557,220	$32,780,963

Note 11 - Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
	2012	2011	2010

Data processing	$374,366	$360,003	$510,621
Professional fees	636,286	856,712	953,801
Franchise tax	375,259	397,210	452,185
Advertising	614,312	615,033	546,025
ATM processing and other fees	341,640	249,996	227,685
Amortization of core deposit intangible asset	40,857	40,857	94,218
Postage	188,653	175,993	192,699
Stationery and supplies	210,332	191,832	172,594
FDIC assessment	751,799	995,252	806,533
Loan closing fees	275,212	193,151	191,951
Internet banking	224,961	233,961	175,683
Other real estate owned	705,910	505,833	427,712
Miscellaneous Losses & Recoveries	314,473	13,809	118,846
Other	1,430,753	1,278,756	1,421,507

Total other operating expenses	$6,484,813	$6,108,398	$6,292,060

Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011	2010

Current	$554,569	$334,354	$1,008,711
Deferred	516,431	(232,354)	(865,711)

Total provision for income taxes	$1,071,000	$102,000	$143,000

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011	2010

Expected tax using statutory tax rate of 34%	$1,889,000	$1,035,200	$1,003,200
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(608,900)	(670,000)	(696,800)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	1,800	3,000	4,900
Tax-exempt income on life insurance contracts	(144,700)	(155,200)	(167,500)
Deductible dividends paid to United Bancshares, Inc. ESOP	(6,000)	(1,500)	(48,400)

Uncertain tax position reserves	(66,700)	(115,100)	39,700
Other, net	6,500	5,600	7,900

Total provision for income taxes	$1,071,000	$102,000	$143,000

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Deferred tax assets:
Allowance for loan losses	$2,370,000	$2,940,300
Deferred compensation	299,500	298,700
Alternative minimum tax credits	432,400	395,200
Nonaccrual loan interest	464,000	314,100
Deferred loan fees	161,600	130,400
Other real estate owned	182,800	68,100
Accrued vacation expense	118,300	114,200
Other	94,600	99,800

Total deferred tax assets	4,123,200	4,360,800

Deferred tax liabilities:
Unrealized gain on securities available-for-sale	1,904,700	1,853,531
Federal Home Loan Bank stock dividends	877,500	877,500
Capitalized mortgage servicing rights	316,500	247,300
Depreciation and amortization	2,020,500	1,828,000
Prepaid expenses	95,800	85,700
Other	17,100	10,069

Total deferred tax liabilities	5,232,100	4,902,100

Net deferred tax assets (liabilities)	$(1,108,900)	$(541,300)

Summary of Income Tax Contingencies [Table Text Block]
	2012	2011

Balance at January 1	$126,800	$235,100
Additions based on tax positions of prior years	11,100	23,000
Reductions for tax positions of prior years	-	(200)
Reductions due to the statute of limitation	(71,900)	(82,300)
Settlements	-	(48,800)

Balance at December 31	$66,000	$126,800

Note 14 - Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2012		2011		2010
	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price

Outstanding at beginning of year	-	$-	-	$-	5,146	$9.66
Expired	-	-	-	-	(5,146)	9.66

Outstanding and exercisable at end of year	-	$-	-	$-	-	$-

Note 15 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	Contract amount
	2012	2011

Commitments to extend credit	$83,151,000	$67,009,000

Letters of credit	$2,492,000	$2,389,000

Note 16 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Minimum capital requirement		Minimum to be well capitalized under prompt corrective action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2012
Total Capital (to Risk-
Weighted Assets)
Consolidated	$66,720	17.6%	$30,346	≥8.0%	N/A	N/A
Bank	$63,968	16.9%	$30,291	≥8.0%	$37,864	10.0%
Tier I Capital (to Risk-
Weighted Assets)
Consolidated	$61,951	16.3%	$15,173	≥4.0%	N/A	N/A
Bank	$59,217	15.6%	$15,145	≥4.0%	$22,178	6.0%
Tier I Capital (to
Average Assets)
Consolidated	$61,951	11.2%	$22,127	≥4.0%	N/A	N/A
Bank	$59,217	10.7%	$22,099	≥4.0%	$27,623	5.0%

As of December 31, 2011
Total Capital (to Risk-
Weighted Assets)
Consolidated	$62,785	15.3%	$32,870	≥8.0%	N/A	N/A
Bank	$60,201	14.7%	$32,701	≥8.0%	$40,876	10.0%
Tier I Capital (to Risk-
Weighted Assets)
Consolidated	$57,607	14.0%	$16,435	≥4.0%	N/A	N/A
Bank	$55,049	13.5%	$16,350	≥4.0%	$24,526	6.0%
Tier I Capital (to
Average Assets)
Consolidated	$57,607	10.0%	$23,101	≥4.0%	N/A	N/A
Bank	$55,049	9.5%	$23,073	≥4.0%	$28,841	5.0%

Note 17 - Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Balance Sheet [Table Text Block]
Condensed Balance Sheets	2012	2011

Assets:
Cash	$1,804,808	$1,581,629
Investment in bank subsidiary	71,736,089	67,489,762
Premises and equipment, net of accumulated depreciation	343,639	369,261
Other assets, including income taxes receivable from bank subsidiary of $137,993 in 2012 and $491,937 in 2011	645,320	691,234

Total assets	$74,529,856	$70,131,886

Liabilities:
Accrued expenses	$59,651	$84,172
Junior subordinated deferrable interest debentures	10,300,000	10,300,000

Total liabilities	10,359,651	10,384,172

Shareholders’ equity:
Common stock	3,760,557	3,760,557
Surplus	14,661,664	14,660,579
Retained earnings	46,855,865	42,543,363
Accumulated other comprehensive income	3,697,363	3,598,031
Treasury stock, at cost	(4,805,244)	(4,814,816)

Total shareholders’ equity	64,170,205	59,747,714

Total liabilities and shareholders’ equity	$74,529,856	$70,131,886

Schedule of Condensed Income Statement [Table Text Block]
Condensed Statements of Income	2012	2011	2010

Income – including dividends from bank subsidiary	$800,155	$575,099	$6,226
Expenses – interest expense, professional fees and other expenses, net of federal income tax benefit	(462,333)	(499,263)	(419,766)

Income (loss) before equity in undistributed net income of bank subsidiary	337,822	75,836	(413,540)

Equity in undistributed net income of bank subsidiaries	4,146,995	2,866,809	3,221,222

Net income	$4,484,817	$2,942,645	$2,807,682

Schedule of Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows	2012	2011	2010

Cash flows from operating activities:
Net income	$4,484,817	$2,942,645	$2,807,682
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed net income of bank subsidiary	(4,146,995)	(2,866,809)	(3,221,222)
Depreciation and amortization	25,622	25,622	25,621
(Increase) decrease in other assets	45,914	1,008,778	(386,185)
Increase (decrease) in accrued expenses	(24,521)	41,822	(76,829)

Net cash provided by (used in) operating activities	384,837	1,152,058	(850,933)

Cash flows from financing activities:
Proceeds from sale of treasury shares	10,657	12,659	17,511
Cash dividends paid	(172,315)	-	(1,550,098)

Net cash used in financing activities	(161,658)	12,659	(1,532,587)

Net increase (decrease) in cash	223,179	1,164,717	(2,383,520)

Cash at beginning of the year	1,581,629	416,912	2,800,432

Cash at end of the year	$1,804,808	$1,581,629	$416,912

Note 18 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
2012	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value

Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$15,554,085	$-	$15,554,085
Obligations of state and political subdivisions	-	53,918,499	-	53,918,499
Mortgage-backed	-	107,607,325	-	107,607,325
Other	-	527,856	-	527,856
Mortgage servicing rights	-	-	930,760	930,760

Total recurring	$-	$177,607,765	$930,760	$178,538,525

Nonrecurring:
Impaired loans, net	$-	$-	$12,642,362	$12,642,362
Other real estate owned	-	-	1,568,000	1,568,000

Total nonrecurring	$-	$-	$14,210,362	$14,210,362

2011
Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$7,520,670	$-	$7,520,670
Obligations of state and political subdivisions	-	49,310,795	-	49,310,795
Mortgage-backed	-	94,599,469	-	94,599,469
Other	-	525,023	-	525,023
Mortgage servicing rights	-	-	727,240	727,240

Total recurring	$-	$151,955,957	$727,240	$152,683,197

Nonrecurring:
Impaired loans, net	$-	$-	$18,996,979	$18,996,979
Other real estate owned	-	-	2,833,500	2,833,500

Total nonrecurring	$-	$-	$21,830,479	$21,830,479

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	2012	2011	2010
Balance at beginning of year	$727,240	$1,114,126	$1,273,525
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	444,646	168,342	315,039
Disposals – amortization based on loan payments and payoffs	(257,057)	(240,662)	(332,851)
Changes in fair value	15,931	(314,566)	(141,587)

Balance at end of year	$930,760	$727,240	$1,114,126

Note 19 - Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, by Balance Sheet Grouping [Table Text Block]
	2012		2011
	Carrying amount	Estimated value	Carrying amount	Estimated value	Input level
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$49,912	$49,912	$57,287	$57,287	1
Securities, including Federal
Home Loan Bank stock	182,502	182,502	156,850	156,850	2
Loans held for sale	2,957	2,957	2,754	2,754	3
Net loans	297,528	297,879	329,403	330,286	3
Mortgage servicing rights	931	931	727	727	3

	$533,830	$534,181	$547,021	$547,904
	2012		2011
	Carrying amount	Estimated value	Carrying amount	Estimated value	Input level
	(dollars in thousands)
FINANCIAL LIABILITIES
Deposits
Maturity	$185,650	$187,436	$242,741	$245,269	3
Non-maturity	285,549	285,549	237,745	237,745	1
Other borrowings	22,557	24,947	32,781	35,484	3
Junior subordinated deferrable interest debentures	10,300	10,367	10,300	9,220	3

	$504,056	$508,299	$523,567	$527,718

Note 21 - Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information [Table Text Block]
				Income per common share
	Interest income	Net interest income	Net income	Basic	Diluted
	(Dollars in thousands, except per share data)
2012
First quarter	$5,877	$4,417	$1,003	$.29	$.29
Second quarter	$5,682	$4,422	$1,203	$.35	$.35
Third quarter	$5,564	$4,501	$1,104	$.32	$.32
Fourth quarter	$5,468	$4,576	$1,175	$.34	$.34

2011
First quarter	$6,983	$5,093	$766	$.22	$.22
Second quarter	$6,854	$4,854	$987	$.29	$.29
Third quarter	$6,451	$4,669	$248	$.07	$.07
Fourth quarter	$6,173	$4,519	$942	$.27	$.27

Note 1 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents (in Dollars)	$ 653,000	$ 508,000
Finite-Lived Intangible Asset, Useful Life	7 years
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months (in Dollars)	40,857
Finite-Lived Intangible Assets, Amortization Expense, Year Two (in Dollars)	40,857
Finite-Lived Intangible Assets, Amortization Expense, Year Four (in Dollars)	40,857
Finite-Lived Intangible Assets, Amortization Expense, Year Three (in Dollars)	40,857
Finite-Lived Intangible Assets, Amortization Expense, after Year Five (in Dollars)	$ 10,215
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years

Note 1 - Summary of Significant Accounting Policies (Detail) - The Weighted Average Number of Shares Outstanding	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic	3,446,305	3,445,469	3,444,703
Diluted	3,446,305	3,445,469	3,444,703

Note 3 - Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities Pledged as Collateral	$ 42,139,000	$ 51,780,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	24
Available-for-sale Securities, Gross Realized Gains	293,226	897,086	278,242
Income Tax Expense (Benefit)	1,071,000	102,000	143,000
Available-for-sale Securities, Gross Realized Losses	25,713	322
Realized Gains on Sale of Securities [Member]
Income Tax Expense (Benefit)	99,697	305,009	94,602
Realized Losses on Sale of Securities [Member]
Income Tax Expense (Benefit)	$ (8,742)	$ (109)

Note 3 - Securities (Detail) - The Amortized Cost and Fair Value of Available-For-Sale Securities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale:
Amortized cost	$ 172,005,700	$ 146,504,395
Fair value	177,607,765	151,955,957
US Government Agencies Debt Securities [Member]
Available-for-sale:
Amortized cost	15,488,836	7,506,147
Fair value	15,554,085	7,520,670
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale:
Amortized cost	51,122,041	46,459,322
Fair value	53,918,499	49,310,795
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available-for-sale:
Amortized cost	104,892,935	92,037,038
Fair value	107,607,325	94,599,469
Other Available-for-Sale Securities [Member]
Available-for-sale:
Amortized cost	501,888	501,888
Fair value	$ 527,856	$ 525,023

Note 3 - Securities (Detail) - Gross Unrealized Gains and Losses on Available-For-Sale Securities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale:
Available-for-sale securities gross unrealized gains	$ 5,689,766	$ 5,465,071
Available-for-sale securities gross unrealized losses	87,701	13,509
US Government Agencies Debt Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	68,479	16,318
Available-for-sale securities gross unrealized losses	3,230	1,795
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	2,863,159	2,855,507
Available-for-sale securities gross unrealized losses	66,701	4,034
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	2,732,160	2,570,111
Available-for-sale securities gross unrealized losses	17,770	7,680
Other Available-for-Sale Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	$ 25,968	$ 23,135

Note 3 - Securities (Detail) - Securities by Contractual Maturity (USD $)	Dec. 31, 2012	Dec. 31, 2011
Due in one year or less	$ 2,230,260
Due in one year or less	2,262,552
Due after one year through five years	12,626,401
Due after one year through five years	12,793,810
Due after five years through ten years	26,729,021
Due after five years through ten years	27,864,985
Due after ten years	129,918,130
Due after ten years	134,158,562
Other securities having no maturity date	501,888
Other securities having no maturity date	527,856
Total	172,005,700	146,504,395
Total	$ 177,607,765	$ 151,955,957

Note 3 - Securities (Detail) - Securities in a Continuous Unrealized Loss Position (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities in a continuous unrealized loss position less than 12 months unrealized losses	$ 87,701	$ 13,509
Securities in a continuous unrealized loss position less than 12 months fair value	14,075,005	5,518,841
Securities in a continuous unrealized loss position 12 months or more unrealized losses	0	0
Securities in a continuous unrealized loss position 12 months or more fair value	0	0
Securities in a continuous unrealized loss position unrealized losses	87,701	13,509
Securities in a continuous unrealized loss position fair value	14,075,005	5,518,841
US Government Agencies Debt Securities [Member]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	3,230	1,795
Securities in a continuous unrealized loss position less than 12 months fair value	996,770	997,970
Securities in a continuous unrealized loss position 12 months or more unrealized losses		0
Securities in a continuous unrealized loss position 12 months or more fair value		0
Securities in a continuous unrealized loss position unrealized losses	3,230	1,795
Securities in a continuous unrealized loss position fair value	996,770	997,970
US States and Political Subdivisions Debt Securities [Member]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	66,701	4,034
Securities in a continuous unrealized loss position less than 12 months fair value	5,484,740	1,594,949
Securities in a continuous unrealized loss position 12 months or more unrealized losses	0	0
Securities in a continuous unrealized loss position 12 months or more fair value	0	0
Securities in a continuous unrealized loss position unrealized losses	66,701	4,034
Securities in a continuous unrealized loss position fair value	5,484,740	1,594,949
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	17,770	7,680
Securities in a continuous unrealized loss position less than 12 months fair value	7,593,495	2,925,922
Securities in a continuous unrealized loss position 12 months or more unrealized losses	0	0
Securities in a continuous unrealized loss position 12 months or more fair value	0	0
Securities in a continuous unrealized loss position unrealized losses	17,770	7,680
Securities in a continuous unrealized loss position fair value	$ 7,593,495	$ 2,925,922

Note 4 - Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans and Leases Receivable, Gross	$ 304,445,298	$ 337,946,708
Impaired Financing Receivable, Average Recorded Investment	17,188,000	19,429,000	15,487,000
Impaired Financing Receivable, Interest Income, Accrual Method	214,000	229,000	95,000
Minimum Loan Balance for Categorization Into Risk Categories	200,000
Loans and Leases Receivable, Related Parties	989,194	3,013,156	3,164,300	3,353,452
Loans and Leases Receivable, Related Parties, Collections	2,023,962	186,144	250,149
Fixed-Rate Loans [Member]
Loans and Leases Receivable, Gross	56,494,000	61,115,000
Agriculture (Member)
Loans and Leases Receivable, Gross	43,068,272	46,719,505
Paydown of Line of Credit [Member]
Loans and Leases Receivable, Related Parties, Collections	$ 1,500,000

Note 4 - Loans (Detail) - Loans (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing receivable	$ 304,445,298	$ 337,946,708
Residential Portfolio Segment [Member]
Financing receivable	58,318,657	62,134,624
Commercial Portfolio Segment [Member]
Financing receivable	198,662,111	223,734,858
Agriculture (Member)
Financing receivable	43,068,272	46,719,505
Consumer Portfolio Segment [Member]
Financing receivable	$ 4,396,258	$ 5,357,721

Note 4 - Loans (Detail) - Activity in the Allowance for Loan Losses (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 6,917,605	$ 8,543,367	$ 8,016,786
Provision charged to operations	200,000	4,375,000	6,550,000
Loans charged-off	(2,261,271)	(4,238,203)
Recoveries of loans charged-off	435,509	389,784
Impaired Loans [Member] | Beginning of Period [Member]
Balance	1,990,225	691,780	1,228,814
Impaired Loans [Member] | End of Period [Member]
Balance	2,921,950	1,990,225	691,780
Impaired Loans [Member]
Provision charged to operations	2,497,649	4,409,468	2,157,658
Loans charged-off	(1,565,924)	(3,111,023)	(2,694,692)
Beginning of Period [Member]
Balance	8,543,367	8,016,786	4,803,595
End of Period [Member]
Balance	6,917,605	8,543,367	8,016,786
Allowance for Loan and Lease Losses [Member]
Provision charged to operations	200,000	4,375,000	6,550,000
Loans charged-off	(2,261,271)	(4,238,203)	(3,823,427)
Recoveries of loans charged-off	$ 435,509	$ 389,784	$ 486,618

Note 4 - Loans (Detail) - Activity in the Allowance for Loan Losses by Portfolio Segment (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ending Balance	$ 8,543,367	$ 8,016,786
Provision charged to expenses	200,000	4,375,000	6,550,000
Losses charged off	(2,261,271)	(4,238,203)
Recoveries	435,509	389,784
Allowance for loan losses	6,917,605	8,543,367	8,016,786
2012
Attributable to loans individually evaluated for impairment	2,921,950	1,990,225
Allowance collectively evaluated for impairment	3,995,655	6,553,142
Loans individually evaluated for impairment	15,564,312	20,987,204
Loans collectively evaluated for impairment	288,880,986	316,959,504
Total ending loans balance	304,445,298	337,946,708
Commercial Loans [Member]
Ending Balance	2,596,629	2,886,467
Provision charged to expenses	(1,525,666)	195,588
Losses charged off	(78,636)	(503,218)
Recoveries	35,510	17,792
Allowance for loan losses	1,027,837	2,596,629
2012
Attributable to loans individually evaluated for impairment	415,010	754,874
Allowance collectively evaluated for impairment	612,827	1,841,755
Loans individually evaluated for impairment	1,241,149	3,972,618
Loans collectively evaluated for impairment	49,324,136	58,349,383
Total ending loans balance	50,565,285	62,322,001
Commercial and Multi-Family Real Estate [Member]
Ending Balance	4,847,234	3,915,323
Provision charged to expenses	2,073,148	3,918,741
Losses charged off	(2,023,969)	(3,131,582)
Recoveries	343,762	144,752
Allowance for loan losses	5,240,175	4,847,234
2012
Attributable to loans individually evaluated for impairment	2,506,940	1,235,351
Allowance collectively evaluated for impairment	2,733,235	3,611,883
Loans individually evaluated for impairment	14,153,259	16,842,092
Loans collectively evaluated for impairment	177,011,839	191,290,270
Total ending loans balance	191,165,098	208,132,362
Residential 1-4 Family Real Estate [Member]
Ending Balance	998,941	886,879
Provision charged to expenses	(265,675)	485,876
Losses charged off	(144,443)	(515,469)
Recoveries	13,468	141,655
Allowance for loan losses	602,291	998,941
2012
Allowance collectively evaluated for impairment	602,291	998,941
Loans individually evaluated for impairment	169,904	172,494
Loans collectively evaluated for impairment	58,148,753	61,962,130
Total ending loans balance	58,318,657	62,134,624
Consumer Portfolio Segment [Member]
Ending Balance	100,563	328,117
Provision charged to expenses	(81,807)	(225,205)
Losses charged off	(14,223)	(87,934)
Recoveries	42,769	85,585
Allowance for loan losses	47,302	100,563
2012
Allowance collectively evaluated for impairment	47,302	100,563
Loans collectively evaluated for impairment	4,396,258	5,357,721
Total ending loans balance	$ 4,396,258	$ 5,357,721

Note 4 - Loans (Detail) - Impaired Loans (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans with no allowance for loan losses allocated	$ 3,118,322	$ 7,660,276
Loans with allowance for loan losses allocated	12,445,990	13,326,928
Total impaired loans	15,564,312	20,987,204
Amount of the allowance allocated to impaired loans	$ 2,921,950	$ 1,990,225

Note 4 - Loans (Detail) - Loans Individually Evaluated for Impairment (USD $)	Dec. 31, 2012	Dec. 31, 2011
Recorded investment	$ 3,118,322	$ 7,660,276
Recorded investment	12,445,990	13,326,928
Allowance for Loan Losses Allocated	2,921,950	1,990,225
With No Related Allowance Recorded [Member] | Indivdually Evaluated for Impairment [Member] | Commercial and Multi-Family Real Estate [Member]
Recorded investment	1,539,370	5,184,050
With No Related Allowance Recorded [Member] | Indivdually Evaluated for Impairment [Member] | Agriculture Portfolio [Member]
Recorded investment	607,462	2,303,732
With No Related Allowance Recorded [Member] | Indivdually Evaluated for Impairment [Member] | Agricultural Real Estate [Member]
Recorded investment	801,586
With No Related Allowance Recorded [Member] | Indivdually Evaluated for Impairment [Member] | Residential Portfolio Segment [Member]
Recorded investment	169,904	172,494
With A Related Allowance Recorded [Member] | Indivdually Evaluated for Impairment [Member] | Commercial Portfolio Segment [Member]
Recorded investment	415,010	619,618
Allowance for Loan Losses Allocated	415,010	619,618
With A Related Allowance Recorded [Member] | Indivdually Evaluated for Impairment [Member] | Commercial and Multi-Family Real Estate [Member]
Recorded investment	12,030,980	10,870,325
Allowance for Loan Losses Allocated	2,506,940	1,235,351
With A Related Allowance Recorded [Member] | Indivdually Evaluated for Impairment [Member] | Agriculture Portfolio [Member]
Recorded investment		1,836,985
Allowance for Loan Losses Allocated		135,256
Indivdually Evaluated for Impairment [Member]
Recorded investment	15,564,312	20,987,204
Allowance for Loan Losses Allocated	$ 2,921,950	$ 1,990,225

Note 4 - Loans (Detail) - Nonaccrual Loans (USD $)	Dec. 31, 2012	Dec. 31, 2011
Nonaccrual	$ 17,171,199	$ 21,700,141
Loans past due over 90 days and still accruing	24,949	55,442
Troubled debt restructurings	8,823,879	13,190,115
Commercial Portfolio Segment [Member]
Nonaccrual	475,909	684,763
Troubled debt restructurings	475,909	619,618
Commercial Real Estate Portfolio Segment [Member]
Nonaccrual	12,986,469	15,887,322
Troubled debt restructurings	8,098,958	10,209,573
Agricultural Real Estate [Member]
Nonaccrual	1,060,418	1,074,694
Agriculture Portfolio [Member]
Nonaccrual	623,325	1,064,282
Troubled debt restructurings	193,964	2,303,732
Consumer Portfolio Segment [Member]
Nonaccrual		97
Loans past due over 90 days and still accruing	899	9,437
Residential 1-4 Family Real Estate [Member]
Nonaccrual	1,953,505	2,867,753
Loans past due over 90 days and still accruing		26,002
Troubled debt restructurings	55,048	57,192
Home Equity Loans [Member]
Nonaccrual	71,573	121,230
Loans past due over 90 days and still accruing	$ 24,050	$ 20,003

Note 4 - Loans (Detail) - Aging of the Recorded Investment in Past Due Loans (USD $)	Dec. 31, 2012	Dec. 31, 2011
2012
Total	$ 304,445,298	$ 337,946,708
Past Due [Member] | Commercial Loans [Member]
2012
30 - 59 days past due	74,672	264,350
60 - 89 days past due	2,543	503,099
Greater than 90 days past due		19,356
Total past due	77,215	786,805
Loans not past due	36,664,022	43,816,740
Total	36,741,237	44,603,545
Past Due [Member] | Commercial Real Estate Loans [Member]
2012
30 - 59 days past due	2,509,318	2,072,253
60 - 89 days past due	503,382	1,929,564
Greater than 90 days past due	3,937,774	4,831,138
Total past due	6,950,474	8,832,955
Loans not past due	154,970,400	170,298,358
Total	161,920,874	179,131,313
Past Due [Member] | Agriculture Portfolio [Member]
2012
Greater than 90 days past due	597,525	1,029,883
Total past due	597,525	1,029,883
Loans not past due	13,226,523	16,688,573
Total	13,824,048	17,718,456
Past Due [Member] | Agricultural Real Estate [Member]
2012
30 - 59 days past due	47,422
Greater than 90 days past due	933,945	933,945
Total past due	981,367	933,945
Loans not past due	28,262,857	28,067,104
Total	29,244,224	29,001,049
Past Due [Member] | Consumer Loans [Member]
2012
30 - 59 days past due	53,065	150,626
60 - 89 days past due	2,655	29,222
Greater than 90 days past due	899	9,534
Total past due	56,619	189,382
Loans not past due	4,339,639	5,168,339
Total	4,396,258	5,357,721
Past Due [Member] | Residential Real Estate Portfolio [Member]
2012
30 - 59 days past due	2,271,107	2,244,462
60 - 89 days past due	559,048	877,860
Greater than 90 days past due	512,685	544,990
Total past due	3,342,840	3,667,312
Loans not past due	54,975,817	58,467,312
Total	58,318,657	62,134,624
Past Due [Member]
2012
30 - 59 days past due	4,955,584	4,731,691
60 - 89 days past due	1,067,628	3,339,745
Greater than 90 days past due	5,982,828	7,368,846
Total past due	12,006,040	15,440,282
Loans not past due	292,439,258	322,506,426
Total	$ 304,445,298	$ 337,946,708

Note 4 - Loans (Detail) - Loans By Credit Quality Indicators (USD $)	Dec. 31, 2012	Dec. 31, 2011
2012
Loans Receivable	$ 304,445,298	$ 337,946,708
Pass [Member] | Commercial Portfolio Segment [Member]
2012
Loans Receivable	47,367,441	54,683,831
Pass [Member] | Commercial and Multi-Family Real Estate [Member]
2012
Loans Receivable	160,592,238	170,750,804
Pass [Member]
2012
Loans Receivable	207,959,679	225,434,635
Special Mention [Member] | Commercial Portfolio Segment [Member]
2012
Loans Receivable	1,505,099	2,966,782
Special Mention [Member] | Commercial and Multi-Family Real Estate [Member]
2012
Loans Receivable	8,624,114	9,245,517
Special Mention [Member] | Residential 1-4 Family Real Estate [Member]
2012
Loans Receivable		257,860
Special Mention [Member] | Consumer Portfolio Segment [Member]
2012
Loans Receivable		2,538
Special Mention [Member]
2012
Loans Receivable	10,129,213	12,472,697
Substandard [Member] | Commercial Portfolio Segment [Member]
2012
Loans Receivable	1,095,220	3,768,348
Substandard [Member] | Commercial and Multi-Family Real Estate [Member]
2012
Loans Receivable	21,147,160	27,202,096
Substandard [Member] | Residential 1-4 Family Real Estate [Member]
2012
Loans Receivable	435,467	245,204
Substandard [Member] | Consumer Portfolio Segment [Member]
2012
Loans Receivable	13,923	18,716
Substandard [Member]
2012
Loans Receivable	22,691,770	31,234,364
Doubtful [Member] | Commercial Portfolio Segment [Member]
2012
Loans Receivable	597,525	903,040
Doubtful [Member] | Commercial and Multi-Family Real Estate [Member]
2012
Loans Receivable	801,586	933,945
Doubtful [Member] | Residential 1-4 Family Real Estate [Member]
2012
Loans Receivable	9,937	12,976
Doubtful [Member]
2012
Loans Receivable	1,409,048	1,849,961
Not Rated [Member] | Residential 1-4 Family Real Estate [Member]
2012
Loans Receivable	57,873,253	61,618,584
Not Rated [Member] | Consumer Portfolio Segment [Member]
2012
Loans Receivable	4,382,335	5,336,467
Not Rated [Member]
2012
Loans Receivable	62,255,588	66,955,051
Commercial Portfolio Segment [Member]
2012
Loans Receivable	198,662,111	223,734,858
Commercial and Multi-Family Real Estate [Member]
2012
Loans Receivable	191,165,098	208,132,362
Residential 1-4 Family Real Estate [Member]
2012
Loans Receivable	58,318,657	62,134,624
Consumer Portfolio Segment [Member]
2012
Loans Receivable	$ 4,396,258	$ 5,357,721

Note 4 - Loans (Detail) - Performance of the Loan Portfolio (USD $)	Dec. 31, 2012	Dec. 31, 2011
Performing Loans [Member] | Consumer Loans [Member]
Nonimpaired loans	$ 4,381,436	$ 5,326,933
Performing Loans [Member] | Residential 1-4 Family Real Estate [Member]
Nonimpaired loans	56,091,352	60,070,730
Nonperforming Loans [Member] | Consumer Loans [Member]
Nonimpaired loans	899	9,534
Nonperforming Loans [Member] | Residential 1-4 Family Real Estate [Member]
Nonimpaired loans	1,781,901	1,547,854
Nonimpaired Loans [Member] | Consumer Loans [Member]
Nonimpaired loans	4,382,335	5,336,467
Nonimpaired Loans [Member] | Residential 1-4 Family Real Estate [Member]
Nonimpaired loans	$ 57,873,253	$ 61,618,584

Note 4 - Loans (Detail) - Related Party Loans (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning of year	$ 3,013,156	$ 3,164,300	$ 3,353,452
Additions		35,000	60,997
Repayments	(2,023,962)	(186,144)	(250,149)
End of year	$ 989,194	$ 3,013,156	$ 3,164,300

Note 5 - Premises and Equipment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 474,569	$ 520,448	$ 531,937

Note 5 - Premises and Equipment (Detail) - Premises and Equipment (USD $)	Dec. 31, 2012	Dec. 31, 2011
Land and improvements	$ 2,479,913	$ 2,479,913
Buildings	9,011,523	9,008,149
Equipment	3,999,020	4,100,294
	15,490,456	15,588,356
Less accumulated depreciation	6,272,580	6,007,045
Premises and equipment, net	$ 9,217,876	$ 9,581,311

Note 6 - Servicing (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Inflation Rate [Member]
Unpaid Principal Balance of Loans Serviced for Others (in Dollars)	$ 175,583,000	$ 164,568,000
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate				8.00%	10.00%	3.00%
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Incremental Increase Based On Loan Count (in Dollars)	1
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Servicing Costs (in Dollars)				$ 40	$ 55
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Prepayment Factor	398	465	321

Note 6 - Servicing (Detail) - Mortgage Servicing Rights Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value	$ 930,760	$ 727,240
Capitalized servicing rights – new loan sales	444,646	168,342	315,039
Disposals (amortization based on loan payments and payoffs)	(257,057)	(240,662)	(332,851)
Change in fair value	15,931	(314,566)	(141,587)
Beginning of Period [Member]
Fair value	727,240	1,114,126	1,273,525
End of Period [Member]
Fair value	$ 930,760	$ 727,240	$ 1,114,126

Note 7 - Prepaid FDIC Assessments (Detail) (FDIC Assessment [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
FDIC Assessment [Member]
Prepaid Expense	$ 228,121	$ 946,819

Note 8 - Deposits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Time Deposits, $100,000 or More	$ 57,112,173	$ 83,841,807
Interest Expense, Time Deposits, $100,000 or More	784,218	1,311,311
Time Deposits	186,857,431
Time Deposit Maturities, Next Twelve Months	77,172,416
Time Deposit Maturities, Year Two	45,564,515
Time Deposit Maturities, Year Three	31,425,731
Time Deposit Maturities, Year Four	13,877,797
Time Deposit Maturities, Year Five	15,285,336
Time Deposit Maturities, after Year Five	$ 3,531,636

Note 9 - Other Borrowings (Detail) (USD $)	Dec. 31, 2012
Loans Pledged as Collateral (in Dollars)	$ 109,367,991
Line of Credit Facility, Remaining Borrowing Capacity (in Dollars)	$ 38,757,955
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.95%
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.20%

Note 9 - Other Borrowings (Detail) - Other Borrowings (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank borrowings	$ 17,500,000	$ 27,564,985
Customer repurchase agreements with an average outstanding rate of .17% at December 31, 2012 and .17% at December 31, 2011	5,057,220	5,215,978
Total other borrowings	22,557,220	32,780,963
Secured Note at 2.18% [Member]
Federal Home Loan Bank borrowings		5,000,000
Secured Note at 4.25% [Member]
Federal Home Loan Bank borrowings		5,000,000
Secured Note at 4.2% [Member]
Federal Home Loan Bank borrowings	10,000,000	10,000,000
Secured Note at 3.95% [Member]
Federal Home Loan Bank borrowings	7,500,000	7,500,000
Advances Secured by Individual Residential Mortgages under Blanket Agreement [Member]
Federal Home Loan Bank borrowings		$ 64,985

Note 9 - Other Borrowings (Detail) - Other Borrowings (Parentheticals)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Secured Note at 2.18% [Member]
Interest rate	2.18%	2.18%
Secured Note at 4.25% [Member]
Interest rate	4.25%	4.25%
Secured Note at 4.2% [Member]
Interest rate	4.20%	4.20%
Secured Note at 3.95% [Member]
Interest rate	3.95%	3.95%
Average Outstanding Rate (Member)
Average outstanding rate	0.17%	0.17%

Note 10 - Junior Subordinated Deferrable Interest Debentures (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 26, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 27, 2008
Investments in and Advances to Affiliates, Balance, Principal Amount (in Dollars)		$ 300,000
Guarantor Obligations, Maximum Exposure, Undiscounted (in Dollars)		10,000,000
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust (in Dollars)		10,300,000	10,300,000
Subordinated Borrowing, Interest Rate	6.40%
Debt Instrument Basis Spread On Variable Rate					315
Debt Instrument, Interest Rate at Period End		3.46%	3.72%	3.70%
Interest Expense, Debt (in Dollars)		$ 368,000	$ 350,180	$ 353,965
Maximum Amount of Core Capital		25.00%

Note 11 - Other Operating Expenses (Detail) - Other Operating Expenses (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Data processing	$ 374,366	$ 360,003	$ 510,621
Professional fees	636,286	856,712	953,801
Franchise tax	375,259	397,210	452,185
Advertising	614,312	615,033	546,025
ATM processing and other fees	341,640	249,996	227,685
Amortization of core deposit intangible asset	40,857	40,857	94,218
Postage	188,653	175,993	192,699
Stationery and supplies	210,332	191,832	172,594
FDIC assessment	751,799	995,252	806,533
Loan closing fees	275,212	193,151	191,951
Internet banking	224,961	233,961	175,683
Other real estate owned	705,910	505,833	427,712
Miscellaneous Losses & Recoveries	314,473	13,809	118,846
Other	1,430,753	1,278,756	1,421,507
Total other operating expenses	$ 6,484,813	$ 6,108,398	$ 6,292,060

Note 12 - Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 13, 2012	Dec. 13, 2011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%
Increase (Decrease) in Deferred Income Taxes	$ 516,431	$ (232,354)	$ (865,711)
Unrecognized Tax Benefits	66,000	126,800	235,100	66,000	126,800
Unrecognized Tax Benefits, Interest on Income Taxes Accrued				$ 3,000	$ 8,900

Note 12 - Income Taxes (Detail) - The Provision for Income Taxes (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current	$ 554,569	$ 334,354	$ 1,008,711
Deferred	516,431	(232,354)	(865,711)
Total provision for income taxes	$ 1,071,000	$ 102,000	$ 143,000

Note 12 - Income Taxes (Detail) - Income Tax Reconciliation (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected tax using statutory tax rate of 34%	$ 1,889,000	$ 1,035,200	$ 1,003,200
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(608,900)	(670,000)	(696,800)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	1,800	3,000	4,900
Tax-exempt income on life insurance contracts	(144,700)	(155,200)	(167,500)
Deductible dividends paid to United Bancshares, Inc. ESOP	(6,000)	(1,500)	(48,400)
Uncertain tax position reserves	(66,700)	(115,100)	39,700
Other, net	6,500	5,600	7,900
Total provision for income taxes	$ 1,071,000	$ 102,000	$ 143,000

Note 12 - Income Taxes (Detail) - Income Tax Reconciliation (Parentheticals)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory tax rate	34.00%	34.00%	34.00%

Note 12 - Income Taxes (Detail) - Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 2,370,000	$ 2,940,300
Deferred compensation	299,500	298,700
Alternative minimum tax credits	432,400	395,200
Nonaccrual loan interest	464,000	314,100
Deferred loan fees	161,600	130,400
Other real estate owned	182,800	68,100
Accrued vacation expense	118,300	114,200
Other	94,600	99,800
Total deferred tax assets	4,123,200	4,360,800
Deferred tax liabilities:
Unrealized gain on securities available-for-sale	1,904,700	1,853,531
Federal Home Loan Bank stock dividends	877,500	877,500
Capitalized mortgage servicing rights	316,500	247,300
Depreciation and amortization	2,020,500	1,828,000
Prepaid expenses	95,800	85,700
Other	17,100	10,069
Total deferred tax liabilities	5,232,100	4,902,100
Net deferred tax assets (liabilities)	$ (1,108,900)	$ (541,300)

Note 12 - Income Taxes (Detail) - Unrecognized Tax Benefits (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 13, 2012	Dec. 13, 2011
Balance at January 1	$ 126,800	$ 235,100	$ 66,000	$ 126,800
Additions based on tax positions of prior years	11,100	23,000
Reductions for tax positions of prior years		(200)
Reductions due to the statute of limitation	(71,900)	(82,300)
Settlements		(48,800)
Balance at December 31	$ 66,000	$ 126,800	$ 66,000	$ 126,800

Note 13 - Employee and Director Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan, Cost Recognized	$ 564,654	$ 519,300	$ 511,935
Shares Held in Employee Stock Option Plan, Allocated (in Shares)	316,575.265
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	606,604	588,203
Stock Issued During Period, Shares, Employee Stock Purchase Plans (in Shares)	626	790	1,123
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	12.00%
Discounted Future Deferred Compensation Payments [Member]
Other Liabilities	274,405	290,416
Purchased to Fund Employee Benefit Plans [Member]
Cash Surrender Value of Life Insurance	13,143,375	12,741,053
Purchased to Fund Deferred Compensation Payments [Member]
Cash Surrender Value of Life Insurance	$ 617,808	$ 594,534

Note 14 - Stock Options (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0	$ 0	$ 0	$ 9.66

Note 14 - Stock Options (Detail) - Stock Options Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding at beginning of year	0	0	5,146
Outstanding at beginning of year (in Dollars per share)	$ 0	$ 0	$ 9.66
Expired	0	0	(5,146)
Expired (in Dollars per share)	$ 0	$ 0	$ 9.66
Outstanding and exercisable at end of year	0	0	0
Outstanding and exercisable at end of year (in Dollars per share)	$ 0	$ 0	$ 0

Note 15 - Financial Instruments With Off-balance Sheet Risk (Detail) - Financial Instruments With Credit Risk (USD $)	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit	$ 83,151,000	$ 67,009,000
Letters of credit	$ 2,492,000	$ 2,389,000

Note 16 - Regulatory Matters (Detail) (Required by Board of Directors Resolution [Member])	Dec. 31, 2012
Required by Board of Directors Resolution [Member]
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%

Note 16 - Regulatory Matters (Detail) - Compliance with Minimum Capital Requirements (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Entities [Member]
Weighted Assets)
Total capital	$ 66,720	$ 62,785
Total capital (to Risk-Weighted Assets)	17.60%	15.30%
Total capital - minimum capital requirement	30,346	32,870
Weighted Assets)
Tier I capital	61,951	57,607
Tier 1 capital (to risk-weighted assets)	16.30%	14.00%
Tier 1 capital - minimum capital requirement	15,173	16,435
Average Assets)
Tier I Capital	61,951	57,607
Tier I Capital (to Average Assets) Consolidated	11.20%	10.00%
Tier I Capital - minimum capital requirement	22,127	23,101
Bank [Member]
Weighted Assets)
Total capital	63,968	60,201
Total capital (to Risk-Weighted Assets)	16.90%	14.70%
Total capital - minimum capital requirement	30,291	32,701
Total capital - minimum required to be well capitalized under prompt corrective action provisions	37,864	40,876
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions	10.00%	10.00%
Weighted Assets)
Tier I capital	59,217	55,049
Tier 1 capital (to risk-weighted assets)	15.60%	13.50%
Tier 1 capital - minimum capital requirement	15,145	16,350
Tier 1 capital (to risk-weighted assets) - minimum capital requirement	6.00%	6.00%
Tier 1 capital - minimum required to be well capitalized under prompt corrective action provisions	22,178	24,526
Tier 1 capital (to risk-weighted assets) minimum required to be well capitalized under prompt corrective action provisions	6.00%	6.00%
Average Assets)
Tier I Capital	59,217	55,049
Tier I Capital (to Average Assets) Consolidated	10.70%	9.50%
Tier I Capital - minimum capital requirement	22,099	23,073
Tier I Capital - minimum required to be well capitalized under prompt corrective action provisions	$ 27,623	$ 28,841
Tier I Capital (to Average Assets) - minimum required to be well capitalized under prompt corrective action provisions	5.00%	5.00%

Note 17 - Condensed Parent Company Financial Information (Detail) - Condensed Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash	$ 49,911,807	$ 57,286,974	$ 48,603,636	$ 27,379,889
Premises and equipment, net of accumulated depreciation	9,217,876	9,581,311
Other assets, including income taxes receivable from bank subsidiary of $137,993 in 2012 and $491,937 in 2011	3,783,822	4,488,210
Total assets	572,447,628	587,044,664
Liabilities:
Total liabilities	508,277,423	527,296,950
Shareholders’ equity:
Common stock	3,760,557	3,760,557
Surplus	14,661,664	14,660,579
Retained earnings	46,855,865	42,543,363
Accumulated other comprehensive income	3,697,363	3,598,031
Treasury stock, at cost	4,805,244	4,814,816
Total shareholders’ equity	64,170,205	59,747,714	55,005,063	54,279,105
Total liabilities and shareholders’ equity	572,447,628	587,044,664
Parent Company [Member]
Assets:
Cash	1,804,808	1,581,629
Investment in bank subsidiary	71,736,089	67,489,762
Premises and equipment, net of accumulated depreciation	343,639	369,261
Other assets, including income taxes receivable from bank subsidiary of $137,993 in 2012 and $491,937 in 2011	645,320	691,234
Total assets	74,529,856	70,131,886
Liabilities:
Accrued expenses	59,651	84,172
Junior subordinated deferrable interest debentures	10,300,000	10,300,000
Total liabilities	10,359,651	10,384,172
Shareholders’ equity:
Common stock	3,760,557	3,760,557
Surplus	14,661,664	14,660,579
Retained earnings	46,855,865	42,543,363
Accumulated other comprehensive income	3,697,363	3,598,031
Treasury stock, at cost	(4,805,244)	(4,814,816)
Total shareholders’ equity	64,170,205	59,747,714
Total liabilities and shareholders’ equity	$ 74,529,856	$ 70,131,886

Note 17 - Condensed Parent Company Financial Information (Detail) - Condensed Balance Sheets (Parentheticals) (Parent Company [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Parent Company [Member]
Income taxes receivable from bank subsidiary	$ 137,993	$ 491,937

Note 17 - Condensed Parent Company Financial Information (Detail) - Condensed Statements Income (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) before equity in undistributed net income of bank subsidiary									$ 5,555,817	$ 3,044,645	$ 2,950,682
Net income	1,175,000	1,104,000	1,203,000	1,003,000	942,000	248,000	987,000	766,000	4,484,817	2,942,645	2,807,682
Parent Company [Member]
Income – including dividends from bank subsidiary									800,155	575,099	6,226
Expenses – interest expense, professional fees and other expenses, net of federal income tax benefit									(462,333)	(499,263)	(419,766)
Income (loss) before equity in undistributed net income of bank subsidiary									337,822	75,836	(413,540)
Equity in undistributed net income of bank subsidiaries									4,146,995	2,866,809	3,221,222
Net income									$ 4,484,817	$ 2,942,645	$ 2,807,682

Note 17 - Condensed Parent Company Financial Information (Detail) - Condensed Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 4,484,817	$ 2,942,645	$ 2,807,682
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	772,483	697,967	647,006
(Increase) decrease in other assets	907,909	1,765,560	1,846,312
Net cash provided by (used in) operating activities	7,280,431	9,589,915	10,343,392
Cash flows from financing activities:
Proceeds from sale of treasury shares	10,657	12,659	17,511
Net cash used in financing activities	(19,711,953)	(31,115,374)	(31,027,117)
Net increase (decrease) in cash	(7,375,167)	8,683,338	21,223,747
Cash	49,911,807	57,286,974	48,603,636
Parent Company [Member] | Beginning of Period [Member]
Cash flows from financing activities:
Cash	1,581,629	416,912	2,800,432
Parent Company [Member] | End of Period [Member]
Cash flows from financing activities:
Cash	1,804,808	1,581,629	416,912
Parent Company [Member]
Cash flows from operating activities:
Net income	4,484,817	2,942,645	2,807,682
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed net income of bank subsidiary	(4,146,995)	(2,866,809)	(3,221,222)
Depreciation and amortization	25,622	25,622	25,621
(Increase) decrease in other assets	45,914	1,008,778	(386,185)
Increase (decrease) in accrued expenses	(24,521)	41,822	(76,829)
Net cash provided by (used in) operating activities	384,837	1,152,058	(850,933)
Cash flows from financing activities:
Proceeds from sale of treasury shares	10,657	12,659	17,511
Cash dividends paid	(172,315)		(1,550,098)
Net cash used in financing activities	(161,658)	12,659	(1,532,587)
Net increase (decrease) in cash	223,179	1,164,717	(2,383,520)
Cash	$ 1,804,808	$ 1,581,629

Note 18 - Fair Value Measurements (Detail)	12 Months Ended
Dec. 31, 2012
Additional Appraisal Adjustments [Member] | Minimum [Member] | Impaired Loans [Member]
Fair Value Inputs, Discount Rate	10.00%
Additional Appraisal Adjustments [Member] | Minimum [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Discount Rate	10.00%
Additional Appraisal Adjustments [Member] | Maximum [Member] | Impaired Loans [Member]
Fair Value Inputs, Discount Rate	70.00%
Additional Appraisal Adjustments [Member] | Maximum [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Discount Rate	20.00%
Estimated Selling Costs [Member] | Minimum [Member] | Impaired Loans [Member]
Fair Value Inputs, Discount Rate	10.00%
Estimated Selling Costs [Member] | Minimum [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Discount Rate	10.00%
Estimated Selling Costs [Member] | Maximum [Member] | Impaired Loans [Member]
Fair Value Inputs, Discount Rate	20.00%
Estimated Selling Costs [Member] | Maximum [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Discount Rate	20.00%
Minimum [Member] | Mortgage Servicing Rights [Member]
Fair Value Inputs, Discount Rate	0.20%
Maximum [Member] | Mortgage Servicing Rights [Member]
Fair Value Inputs, Discount Rate	0.80%

Note 18 - Fair Value Measurements (Detail) - Financial Assets Measured at Fair Value on a Recurring Basis (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Securities available-for-sale:
Mortgage servicing rights	$ 930,760	$ 727,240
Total recurring	178,538,525	152,683,197
Nonrecurring:
Assets measure on a nonrecurring basis	14,210,362	21,830,479
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Available for sale securities	15,554,085	7,520,670
US Government Agencies Debt Securities [Member]
Securities available-for-sale:
Available for sale securities	15,554,085	7,520,670
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Available for sale securities	53,918,499	49,310,795
US States and Political Subdivisions Debt Securities [Member]
Securities available-for-sale:
Available for sale securities	53,918,499	49,310,795
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Available for sale securities	107,607,325	94,599,469
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Securities available-for-sale:
Available for sale securities	107,607,325	94,599,469
Other Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Available for sale securities	527,856	525,023
Other Available-for-Sale Securities [Member]
Securities available-for-sale:
Available for sale securities	527,856	525,023
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Nonrecurring:
Assets measure on a nonrecurring basis	12,642,362	18,996,979
Impaired Loans [Member]
Nonrecurring:
Assets measure on a nonrecurring basis	12,642,362	18,996,979
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member]
Nonrecurring:
Assets measure on a nonrecurring basis	1,568,000	2,833,500
Other Real Estate Owned [Member]
Nonrecurring:
Assets measure on a nonrecurring basis	1,568,000	2,833,500
Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Total recurring	177,607,765	151,955,957
Fair Value, Inputs, Level 3 [Member]
Securities available-for-sale:
Mortgage servicing rights	930,760	727,240	1,114,126	1,273,525
Total recurring	930,760	727,240
Nonrecurring:
Assets measure on a nonrecurring basis	$ 14,210,362	$ 21,830,479

Note 18 - Fair Value Measurements (Detail) - Reconciliation and Income Statement Classification of Gains and Losses (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 727,240
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	444,646	168,342	315,039
Disposals – amortization based on loan payments and payoffs	(257,057)	(240,662)	(332,851)
Changes in fair value	15,931	(314,566)	(141,587)
Balance at end of year	930,760	727,240
Fair Value, Inputs, Level 3 [Member]
Balance at beginning of year	727,240	1,114,126	1,273,525
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	444,646	168,342	315,039
Disposals – amortization based on loan payments and payoffs	(257,057)	(240,662)	(332,851)
Changes in fair value	15,931	(314,566)	(141,587)
Balance at end of year	$ 930,760	$ 727,240	$ 1,114,126

Note 19 - Fair Value Of Financial Instruments (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Commitment	$ 83,151,000	$ 67,009,000
Commitments to Extend Credit [Member]
Other Commitment	$ 85,643,000	$ 69,398,000

Note 19 - Fair Value Of Financial Instruments (Detail) - Carrying Amounts and Estimated Fair Values of Recognized Financial Instruments (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
FINANCIAL ASSETS
Cash and cash equivalents	$ 49,911,807	$ 57,286,974	$ 48,603,636	$ 27,379,889
Cash and cash equivalents	49,912,000	57,287,000
Securities, including Federal
Home Loan Bank stock	182,502,000	156,850,000
Home Loan Bank stock	182,502,000	156,850,000
Loans held for sale	2,957,060	2,753,505
Loans held for sale	2,957,000	2,754,000
Net loans	297,527,693	329,403,341
Mortgage servicing rights	931,000	727,000
Mortgage servicing rights	930,760	727,240
	572,447,628	587,044,664
Deposits
Deposits carrying amount	471,199,114	480,485,565
Other borrowings	22,557,220	32,780,963
Other borrowings	24,947,000	35,484,000
Junior subordinated deferrable interest debentures	10,300,000	10,300,000
Junior subordinated deferrable interest debentures	10,367,000	9,220,000
	508,277,423	527,296,950
Including Loans Held for Sale [Member]
Securities, including Federal
Net loans	297,528,000	329,403,000
Net loans	297,879,000	330,286,000
Maturity Deposits [Member]
Deposits
Deposits carrying amount	185,650,000	242,741,000
Deposits estimated value	187,436,000	245,269,000
Non-Maturity Deposits [Member]
Deposits
Deposits carrying amount	285,549,000	237,745,000
Deposits estimated value	285,549,000	237,745,000
Financial Liabilities [Member]
Deposits
	504,056,000	523,567,000
	508,299,000	527,718,000
Financial Assets [Member]
Securities, including Federal
	533,830,000	547,021,000
	$ 534,181,000	$ 547,904,000

Note 21 - Quarterly Financial Data (Unaudited) (Detail) - Selected Unaudited Quarterly Financial Data (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2012
Interest income	$ 5,468,000	$ 5,564,000	$ 5,682,000	$ 5,877,000	$ 6,173,000	$ 6,451,000	$ 6,854,000	$ 6,983,000
Net interest income	4,576,000	4,501,000	4,422,000	4,417,000	4,519,000	4,669,000	4,854,000	5,093,000	17,915,622	19,135,129	21,304,894
Net income (loss)	$ 1,175,000	$ 1,104,000	$ 1,203,000	$ 1,003,000	$ 942,000	$ 248,000	$ 987,000	$ 766,000	$ 4,484,817	$ 2,942,645	$ 2,807,682
Income (loss) per common share basic (in Dollars per share)	$ 0.34	$ 0.32	$ 0.35	$ 0.29	$ 0.27	$ 0.07	$ 0.29	$ 0.22
Income (loss) per common share diluted (in Dollars per share)	$ 0.34	$ 0.32	$ 0.35	$ 0.29	$ 0.27	$ 0.07	$ 0.29	$ 0.22